As filed with the Securities and Exchange Commission on October 21, 2022

Securities Act of 1933 Registration No. 333-09341

Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 75	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 77	[X]

(Check appropriate box or boxes)

Harding, Loevner Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor

Bridgewater, New Jersey 08807

(Address of Principal Executive Offices)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Marcia Y. Lucas, Esq. The Northern Trust Company 333 South Wabash Ave Chicago, Illinois 60604	Copies to: Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036-6797

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[    ] immediately upon filing pursuant to paragraph (b)

[    ] On (date) pursuant to paragraph (b)

[ X ] 60 days after filing pursuant to paragraph (a)

[    ] On (date) pursuant to paragraph (a)

[    ] 75 days after filing pursuant to paragraph (a)(2)

[    ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION: Preliminary Prospectus Dated October 21, 2022 The information in this Preliminary Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Preliminary Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Mutual Funds for Institutional Investors International Small Companies Portfolio _____ : Institutional Class Z As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

1	Portfolio Summary

1	International Small Companies Portfolio

4	Investment Objective and Investment Process

6	Additional Information on Portfolio Investment Strategies and Risks

12	Management of the Fund

13	Shareholder Information

18	Distribution of Fund Shares

19	Financial Highlights

20	Privacy Notice

Investment Objective

The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class Z shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	[ ]%

Distribution (Rule 12b-1) Fees	None

Other Expenses[1]	[ ]%
Total Annual Portfolio Operating Expenses	[ ]%

Fee Waiver and/or Expense Reimbursement[2]	[ ]%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	[ ]%

[1] Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.

[2] Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for their other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed [ ]% through [February 28, 2024]. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same[, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2024]. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in small companies based outside the United States, including companies in emerging and frontier as well as in developed markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.

Companies considered to be small are those having a market capitalization, at time of purchase, within the range of the market capitalization of companies in the Portfolio’s benchmark index, currently the MSCI All Country World ex-U.S. Small Cap Index (the “Index”). As of [November 30, 2022], the range of market capitalization of companies in the Index was US$[ ] million] to US$[    ] billion]. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.

Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Portfolio will normally invest broadly in equity securities of small companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.

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The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed the upper range of the market capitalization of the Index, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Principal Risks

The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:

Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

Small Company Risk. The securities of small companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.

NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Portfolio Performance

Institutional Class Z shares of the Portfolio have not yet been in operation for a calendar year. Accordingly, the performance information shown below is for the Institutional Class shares of the Portfolio. Institutional Class shares and Institutional Class Z shares of the Portfolio would have substantially similar annual returns because both classes of shares invest in the same portfolio of securities, but returns will differ only to the extent that the Institutional Class Z shares have lower expenses. The bar chart below shows how the Portfolio’s Institutional Class investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Portfolio’s Institutional Class has performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio’s Institutional Class Z will perform in the future.

Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

International Small Companies Portfolio – Institutional Class

[The year-to-date total return as of [    ], 2022 was [    ]%.]

The best calendar quarter return during the period shown above was [24.24]% in the [second] quarter of [2020] the worst was [-26.25]% in the [first] quarter of [2020].

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2021)
	1-YEAR		5-YEAR		10- YEAR]

INTERNATIONAL SMALL COMPANIES PORTFOLIO - INSTITUTIONAL CLASS[1]

Return Before Taxes	[	]%	[	]%	[	]%

Return After Taxes on Distributions[2]	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Portfolio Shares[2]	[	]%	[	]%	[	]%

MSCI All Country World ex-U.S. Small Cap (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)	[	]%	[	]%	[	]%

[1]Institutional Class shares are not offered in the Prospectus. Ordinarily, Institutional Class Z shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses. Institutional Class Z shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2021 and therefore Institutional Class Z shares do not have annualized return information to report. Return information for the Portfolio’s Institutional Class Z shares will be shown in future prospectuses offering the Portfolio’s Institutional Class Z shares after the Portfolio’s Institutional Class Z shares have a full calendar year of return information to report.

[2]After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

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Management

Investment Adviser

Harding Loevner serves as investment adviser to the Portfolio.

Portfolio Managers

Jafar Rizvi and Anix Vyas serve as the portfolio managers of the International Small Companies Portfolio. Mr. Rizvi has held his position since June 2011 and Mr. Vyas has held his position since April 2018. Messrs. Rizvi and Vyas are co-lead portfolio managers.

Purchase and Sale of Portfolio Shares

Institutional Class Z shares are only available to certain eligible investors and the minimum initial investment is $5 million. Additional purchases may be for any amount. Please see the description of eligible investors under the section called “Shareholder Information.” You may purchase, redeem (sell) or exchange shares of the Portfolio on any business day through certain authorized brokers and other financial intermediaries or directly from the Portfolio by mail, telephone, or wire.

Tax Considerations

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Upon withdrawal, your investment through a tax-deferred arrangement may become taxable.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Institutional Class Z shares through a broker-dealer or other financial intermediary (such as a bank), the Portfolio will not pay the intermediary for the sale of Institutional Class Z shares or any other related services. If a related company of the Portfolio does make such payments, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objectives and Investment Process

Harding, Loevner Funds, Inc. (the “Fund”) is a no-load, open-end management investment company that currently has thirteen separate portfolios:

◾	twelve diversified portfolios (the Global Equity Portfolio, International Equity Portfolio, International Developed Markets Equity Portfolio, International Carbon Transition Portfolio, International Small Companies Portfolio, Emerging Markets Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Frontier Emerging Markets Portfolio, Global Equity Research Portfolio, International Equity Research Portfolio, and Emerging Markets Research Portfolio); and

◾	one non-diversified portfolio (the Chinese Equity Portfolio).

Institutional Class Z shares of the International Small Companies Portfolio are included in this Prospectus. The Fund’s other portfolios are included in separate prospectuses based upon the share classes of those portfolios available for purchase.

The Portfolio has its own investment objective, strategy, and policies. The Fund is advised by Harding Loevner. There is no assurance that the Portfolio will achieve its investment objective.

The investment objectives, policies, and risks of the Portfolio are detailed below. Except as otherwise indicated, the Fund’s board of directors (the “Board of Directors”) may change the investment policies at any time to the extent that such changes are consistent with the investment objective of the Portfolio. However, the Portfolio’s investment objective is fundamental and may not be changed without a majority vote of the Portfolio’s outstanding shares, which is defined under the Investment Company Act of 1940, as amended, as the lesser of (a) 67% of the shares of the Portfolio present or represented if the holders of more than 50% of the shares are present or represented at the shareholders’ meeting, or (b) more than 50% of the shares of the Portfolio (a “majority vote”).

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolio may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. The Portfolio may miss certain investment opportunities if it uses such temporary defensive strategies and thus may not achieve its investment objective.

Investment Objective

The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.

Investment Process

Harding Loevner believes investing in the shares of high-quality growing businesses at reasonable prices leads to superior risk-adjusted returns over the long-term. The firm manages the Portfolio utilizing a bottom-up, business-focused approach based on careful study of individual companies and the competitive dynamics of the global industries in which they participate. The process Harding Loevner uses to identify and value companies consists of four parts: (1) Initial Qualification of companies for further research; (2) In-Depth Research into the businesses of qualified candidates; (3) Valuation and Rating of securities of potential investments; and (4) Portfolio Construction by selecting from analyst-rated securities to create diversified and non-diversified portfolios from the most-promising opportunities.

To qualify companies for intensive research, Harding Loevner’s investment analysts survey companies in their assigned portions of the investment universe to identify potential candidates that meet four key criteria. They must exhibit: (i) Competitive Advantages that enable them to earn high margins that can be sustained over time; (ii) Sustainable Growth in sales, earnings, and cash flows; (iii) Financial Strength, in terms of free cash flow and available borrowing capacity; and (iv) Quality Management including a proven record of success and respect for interests of minority shareholders. Sources for investment ideas include, but are not limited to, analysts’ investigations into the competitors, suppliers, and customers of existing companies under research; their encounters with companies during onsite company visits, investor conferences, trade shows, and other research travel; and objective screens on company fundamentals using Harding Loevner’s quality and growth metrics.

Companies that appear qualified on these key criteria are then examined more intensively using primary and secondary sources, including company reports, management interviews, contact with trade associations, and visits to company facilities. Using a proprietary scoring system known as the Quality Assessment (“QA”) framework, investment analysts assess qualified companies on ten quality and growth characteristics, including environmental, social and governance (“ESG”) risks and opportunities. This framework aids analysts in gaining insight into companies’ competitive positions and the extent and durability of their growth prospects, and facilitates comparing businesses across different countries and industries.

To evaluate the investment potential of the strongest candidates, analysts use a multi-stage cash-flow return on investment approach to construct financial models incorporating their forecasts for long-term growth in earnings and cash flows.

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The financial models include adjustments based upon the QA score. Analysts primarily use a discounted cash flow analysis to estimate the value of companies’ securities. Based upon their business forecasts and evaluation of investment potential, analysts predict the relative price performance of stocks under their coverage, and issue purchase and sale recommendations accordingly. When issuing a recommendation on the stock of a company, analysts also set out expectations for the future business performance of the company (“mileposts”). These mileposts provide analysts with an indelible record of their expectations for the business and form the basis of ongoing review of the company’s progress.

In constructing the Portfolio, Harding Loevner’s portfolio managers select among the analyzed securities. The portfolio managers take into consideration the securities’ predicted relative price performance, the timeliness and investment potential, the implications for portfolio risk of their selections, and the requirement to observe portfolio diversification guidelines, as applicable.

A holding is reduced or removed from the Portfolio if and when it: (i) grows to too large a proportion of the portfolio, in terms of its impact on portfolio risk; (ii) becomes substantially overpriced in relation to its estimated value; (iii) fails to achieve the pre-established milestones for business (as opposed to share price) performance, including breach of trust by management; or (iv) is displaced by more compelling investment opportunities.

ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends. In evaluating equity securities, Harding Loevner considers ESG-related risks and opportunities explicitly. For each company under research coverage, the responsible analyst estimates the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the company’s long-term growth and profitability. The estimates are aggregated across ESG factors to determine an overall ESG score for the company. The ESG scorecard is a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. A company’s ESG score may affect the analyst’s long-term forecasts of its growth, profit margins, capital intensity, or competitive position. A company’s overall ESG score is also a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.

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Additional Information on Portfolio Investment Strategies and Risks

Other Investment Strategies

The Portfolio may invest up to 20% of its total assets in debt securities of domestic and foreign issuers, including emerging market and frontier emerging market issuers. The types of debt securities the Portfolio may invest in include instruments such as corporate bonds, debentures, notes, commercial paper, short-term notes, medium-term notes, and variable rate notes. Up to 20% of such securities may be rated below investment grade, that is, rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”) and in unrated securities judged to be of equivalent quality as determined by Harding Loevner (commonly referred to as “junk bonds”). However, the Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or in securities of comparable quality as determined by Harding Loevner.

Risks Associated with the Portfolio’s Investment Policies and Techniques

The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment to decline are described in the “Portfolio Summary” section of this Prospectus. Additional information concerning those principal risks and the additional risks that apply to the Portfolio is set forth below. Please note that there are other circumstances that are not described here that could cause the value of your investment to decline and prevent the Portfolio from achieving its investment objective.

Market Risk. The value of the securities in which the Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as wars, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely impact the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be over-weighted from time to time in one or more industry sectors, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors.

Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may experience steady or sudden fluctuation over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Portfolio and denominated in those currencies.

Foreign Investments. Securities issued by foreign governments, foreign corporations, international agencies and obligations of foreign banks involve risks not associated with securities issued by U.S. entities. Changes in foreign currency exchange rates may affect the value of investments of the Portfolio. With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation and political or social instability or diplomatic developments that could affect investment in those countries. There may be less publicly-available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. The Portfolio could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. In addition, economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities, or disrupt settlement, clearing and registration of securities and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Portfolio may be forced to sell or otherwise dispose of investments at inopportune times or prices. Certain foreign investments may also be subject to foreign withholding or other taxes, although the Portfolio will seek to minimize such withholding taxes whenever practical. Investors may be able to deduct such taxes in computing their taxable income or to use such amounts as credits (subject to a holding period and certain other restrictions) against their U.S. income taxes if more than 50% of the Portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations. Ownership of unsponsored Depositary Receipts may not entitle the Portfolio to financial or other reports from the issuer to which it would be entitled as the owner of sponsored Depositary Receipts. See also “Shareholder Information—Tax Considerations” below.

Emerging and Frontier Market Securities. The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in developing countries with limited or immature capital markets. Security prices and currency valuations in emerging and frontier markets can be significantly more volatile than in the more established markets of the developed nations, reflecting the greater uncertainties of investing in less mature markets and economies. In particular, developing countries may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of developing countries may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme debt burdens or volatile inflation rates. Local securities markets may

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trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable than in developed markets. Securities of issuers located in developing countries may have limited marketability and may be subject to more abrupt or erratic price movements. Because of this volatility, such investments are better suited for long-term investors.

Geopolitical Risk. The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may decline in value due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, epidemics and pandemics, wars, terrorism, regulatory events and governmental or quasi-governmental actions. Further, the recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolios’ performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of the Portfolio.

Geographic Risk. Concentration of the investments of the Portfolio in issuers located in a particular country or region will subject the Portfolio, to a greater extent than if investments were less concentrated, to the risks of volatile economic cycles and/or conditions, and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; social, political, regulatory, economic or environmental developments; or natural disasters.

ESG Integration. Harding Loevner’s integration of ESG-related risks and opportunities as part of its investment process may impact the Portfolio’s performance, including relative to similar funds that do not consider such risks and opportunities. Harding Loevner’s assessment of ESG-related risks and opportunities in the course of identifying and selecting investments requires subjective judgment, which may turn out to be incorrect. Such assessment is also made more difficult when relevant data about a company is limited. A company’s ESG-related risks and opportunities or Harding Loevner’s assessment of such risks and opportunities may change over time.

Small- and Mid-Capitalization Companies. Investment in smaller and medium-sized companies involves greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if the Portfolio wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification, or competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly-available information about smaller companies than larger companies. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.

Risks Associated with Investing in Chinese Companies. Investing in Chinese companies involves a higher degree of risk than investing in companies located in, or otherwise principally exposed to, other regions and economies, including one or more of the following risks:

China. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low-cost emerging economies. The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. Currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries may have negative effects on the economies and securities markets in which Chinese companies operate.

The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices, providing a larger sphere for private ownership of property, and interfering less with market forces. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies in China. In addition, the Chinese government may actively attempt to influence the operation of Chinese markets through currency controls, direct investments, limitations on specific types of transactions (such as short selling), limiting or prohibiting investors (including foreign institutional investors) from selling holdings in Chinese companies, or other similar actions. Furthermore, U.S. regulatory authorities often have substantial difficulties in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company directors and officers, in certain emerging markets, including China. Investments in

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Chinese companies are subject to the risk of confiscatory taxation, nationalization or expropriation of assets, potentially frequent changes in the law, and imperfect information because companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The occurrence of catastrophic events (such as hurricanes, earthquakes, pandemic disease, acts of terrorism and other catastrophes) in China could also have a negative impact on the Portfolio.

Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt the economic development in China. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented sectors, may be adversely impacted by trade or political disputes with China’s major trading partners, including the United States.

In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Portfolio’s investments.

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the United States and certain Western European countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. In addition, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies in which the Portfolio may invest. That inspection organization conducts on-going reviews of audits by U.S. accounting firms. As a result, financial reporting by companies domiciled in China does not have as much regulatory oversight as reporting by companies in the United States.

In November 2020, the President of the United States issued an Executive Order (the “Order”), which went into effect on January 11, 2021, to prohibit, among other things, any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s military. In June 2021, the Order was amended to also prohibit any transaction by any U.S. person in publicly traded securities of certain companies determined to be affiliated with China’s surveillance technology sector. In December 2020, the President of the United States signed into law the Holding

Foreign Companies Accountable Act (“HFCAA”), which requires companies publicly listed on stock exchanges in the United States to declare they are not owned or controlled by any foreign government. The Order, HFCAA or similar future actions by the United States government, may limit the securities in which the Portfolio may invest.

Investing in certain China-related securities, such as Chinese A-shares listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs, has certain associated risks including a lack of certainty regarding how PRC securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges will be applied; underdeveloped concepts of beneficial ownership and associated rights (i.e., participation in corporate actions and shareholder meetings); limitations on the ability to pursue claims against the issuer; and untested PRC trading, clearance and settlement procedures. The Portfolio may gain economic exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In a VIE structure, a China-based operating company (“Operating Company”) typically establishes an offshore shell company (“Shell Company”) in another jurisdiction, such as the Cayman Islands, which then enters into service and other contracts with the Operating Company and issues shares on a foreign exchange, like the New York Stock Exchange. Investors in VIEs hold stock in the Shell Company rather than directly in the Operating Company and the Shell Company may not own stock or other equity in the Operating Company. Certain Chinese companies have used VIEs to facilitate foreign investment because of Chinese governmental prohibitions or restrictions on non-Chinese ownership of companies in certain industries in China. Through a VIE arrangement, the Operating Companies indirectly raise capital from U.S. investors without distributing ownership of the Operating Companies to U.S. investors.

Investments in VIEs are subject to risks in addition to those generally associated with investments in China. For example, breaches of the contractual arrangements, changes in Chinese law with respect to enforceability or permissibility of these arrangements or failure of these contracts to function as intended would likely adversely affect an investment in a VIE. In addition, VIEs are also subject to the risk of inconsistent and unpredictable application of Chinese law, that the Shell Company may lose control over the Operating Company and that the equity owners of the Operating Company may have interests conflicting with those of the Shell Company’s investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities may take positions which result in increased tax liabilities. Thus, investors, such as the Portfolio, face risks and uncertainty about future actions or intervention by the government of China at any time and without notice that could suddenly and significantly affect VIEs and the enforceability of the Shell Company’s contractual arrangements with the Operating Company. If these risks materialize, the value of investments in VIEs could be significantly adversely affected and the Portfolio could incur significant losses with no recourse available.

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Hong Kong. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. If China were to further exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Portfolio’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

China is Hong Kong’s largest trading partner, both in terms of exports and imports. Changes in China’s economic policies, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy. Recent protests and unrest have increased tensions between Hong Kong and China.

Under the Basic Law of the Hong Kong Special Administrative Region (“SAR”) of the PRC, Hong Kong is exclusively in charge of its internal affairs and external relations, while the government of the PRC is responsible for its foreign affairs and defense. As a separate customs territory, Hong Kong maintains and develops relations with foreign states and regions. As of July 2020, the Chinese Standing Committee of the National People’s Congress enacted the Law of the People’s Republic of China on Safeguarding National Security in the Hong Kong SAR. As of the same month, Hong Kong is no longer afforded preferential economic treatment by the United States under U.S. law, and there is uncertainty as to how the economy of Hong Kong will be affected. Accordingly, it cannot be assured that Hong Kong’s status as a SAR of the PRC will remain unaffected, thereby further affecting its current relations with foreign states and regions. Any further changes in China’s policies could adversely affect market conditions and the performance of Hong Kong’s economy. There can be no assurance that there will be no additional political or social unrest or that such unrest will not lead to the disruption of the economic, political and social conditions of Hong Kong.

Hong Kong, Taiwan and Macau do not exercise the same level of control over their economies as does the PRC with respect to the PRC, but changes to their political and economic relationships with the PRC could adversely impact the Portfolio’s investments in companies based in Hong Kong, Taiwan and Macau.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Macau. Although Macau is a SAR of China, it maintains a high degree of autonomy from China in economic matters. Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Chinese Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise. The value of China’s currency, the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the People’s Republic of China, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The RMB is currently not a freely convertible currency. The Chinese government places strict regulations on the RMB and sets the value of the RMB to levels dependent on the value of the U.S. dollar. The Chinese government’s imposition of restrictions on the repatriation of RMB out of the PRC may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. The international community has requested that China ease its restrictions on currency exchange, but it is unclear whether the Chinese government will change its policy. These restrictions may adversely affect the Portfolio and its investments.

Participation Notes. Participation notes are issued by banks, or broker-dealers, or their affiliates and are designed to replicate the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate. The Portfolio has no rights under participation notes against the issuer(s) of the underlying security(ies) and must rely on the creditworthiness of the issuer(s) of the participation notes. In general, the opportunity to sell participation notes to a third party will be limited or nonexistent.

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NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.

Investment Style Risk. Different investment styles (e.g., “growth” or “value”) tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. One style will underperform other styles over certain periods when that style is out of favor or does not respond as positively to market or other events. The Portfolio may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. There may be market and economic conditions under which an investment philosophy emphasizing high business quality and earnings growth, as is applied to the Portfolio, will underperform other investment styles. At times, the market may place a greater emphasis on current dividends or to discount prospective returns on capital investment for future growth, which would tend to favor a value style of investing.

Management Risk. A strategy used by Harding Loevner may fail to produce the intended results or expected returns, causing the Portfolio to lose value or fail to meet its investment objective or underperform funds with similar investment objectives and strategies.

Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

Counterparty (or Default) Risk. An issuer of fixed-income securities held by the Portfolio or a counterparty to a derivative transaction entered into by the Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolio intends to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

Illiquid and Restricted Securities. The Portfolio may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Portfolio does not reasonably expect to be able to be sold or disposed of in current market conditions within seven business days or less without the sale or disposition significantly changing the market value of the investment and includes securities with legal or contractual restrictions on resale, time deposits, repurchase agreements having maturities longer than seven days and securities that do not have readily available market quotations. In addition, although the Portfolio does not expect to, the Portfolio may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. These factors may have an adverse effect on the Portfolio’s ability to dispose of particular securities and may limit the Portfolio’s ability to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and to sell securities at fair value. If any privately placed securities held by the Portfolio are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

High Yield/High Risk Securities. The Portfolio may invest in debt and convertible securities rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”) as determined by Harding Loevner. Junk bonds typically offer a higher yield, but involve greater risk and are less liquid than higher grade debt securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by Harding Loevner, which may be in default with respect to payment of principal or interest.

Derivatives and Hedging. The Portfolio may use derivative instruments, including without limitation, options, futures, participation notes, options on futures, forwards, swaps, structured securities, and derivatives relating to foreign currency transactions (collectively, “derivatives”), for hedging purposes and to increase overall return for the Portfolio. The use of derivatives involves special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Portfolio’s orientation as to certain anticipated market movements is incorrect, the possibility that the use of derivatives could result in greater losses than if they had not been used. To the extent the Portfolio engages in derivatives in an attempt to hedge certain exposures or risks, there can be no assurance that the Portfolio’s hedging investments or transactions will be effective. In addition, hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Portfolio.

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Options and Futures. The Portfolio may purchase or sell options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument, swap, foreign currency, or futures contract on the underlying instrument or foreign currency at an agreed-upon price during a period of time or on a specific date typically in exchange for a premium received by the Portfolio. The sale of put and call options could result in losses to the Portfolio, force the purchase or sale of portfolio securities at inopportune times, or for prices higher or lower than current market values, or cause the Portfolio to hold a security it might otherwise sell. The purchase of options involves costs associated with the option premium and, if the option is exercised, risks associated with the settlement and the creditworthiness of the party selling the option. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Portfolio could create the possibility that losses on the derivative will be greater than gains in the value of the Portfolio’s position. The loss from investing in futures transactions that are unhedged or uncovered is potentially unlimited. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. The Portfolio might not be able to close out certain positions without incurring substantial losses. To the extent the Portfolio utilizes futures and options transactions for hedging, such transactions should tend to reduce the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would the purchase of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Risks of Investing in Russia.  Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of the Portfolio’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Portfolio to buy, sell, receive or deliver those securities and/or assets.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures regarding disclosure of the Portfolio’s portfolio securities is available in the SAI. Portfolio holdings information as of each calendar quarter end is available to shareholders on the Fund’s website. This information is available no sooner than five (5) business days after the applicable calendar quarter end. Certain other additional information about the Fund’s Portfolios is available publicly on the website for AMG Funds, www.amgfunds.com.

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Management of the Fund

Investment Adviser

Harding Loevner serves as investment adviser to the Fund’s Portfolio. Harding Loevner, established in 1989, is a registered investment adviser that provides global investment management for private investors and institutions. As of [August 31, 2022], Harding Loevner managed approximately $[58.2] billion in assets. Harding Loevner is located at 400 Crossing Boulevard, Fourth Floor, Bridgewater, New Jersey 08807.

Subject to the direction and authority of the Board of Directors, Harding Loevner provides investment advisory services to the Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the Investment Advisory Agreement, Harding Loevner is responsible for providing investment research and advice, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio, and determining how voting and other rights with respect to the portfolio securities of the Portfolio are exercised in accordance with the Portfolio’s investment objective, policies, and restrictions. Harding Loevner also provides office space, equipment, and personnel necessary to manage the Portfolio. Harding Loevner bears the expense of providing the above services to the Portfolio.

For its services, Harding Loevner will receive an advisory fee from the Portfolio of [    ]%.

Harding Loevner may make payments from its own resources to parties that provide distribution, recordkeeping, shareholder communication, and other services under mutual fund supermarket and other programs. See also “Distribution of Fund Shares” below.

Advisory Contract Approval

A discussion of the basis for the Board of Directors’ approval of the Investment Advisory Agreement for the Portfolio will be available in the Fund’s annual report to shareholders for the period ended October 31, 2022.

Portfolio Management

Jafar Rizvi, CFA has been a portfolio manager since 2011 and an analyst since 2008. As an analyst, he focuses on communication services, consumer discretionary, and international small companies. Mr. Rizvi graduated from Aligarh University in 1988 and from J Nehru University in 1990. He received an MBA from Baruch College, The City University of New York in 1998 and an MPA from Columbia University’s School of International & Public Affairs in 2010. He joined Harding Loevner in 2008. Mr. Rizvi serves as co-lead portfolio manager for the International Small Companies Portfolio.

Anix Vyas, CFA has been a portfolio manager since 2018 and an analyst since 2013. As an analyst, he focuses on industrials and materials companies. Mr. Vyas graduated from Fordham University in 2002 and received an MBA in Finance from University of Pennsylvania, the Wharton School, in 2010. He joined Harding Loevner in 2013. Mr. Vyas serves as a co-lead portfolio manager for the International Small Companies Portfolio.

Additional information regarding the portfolio managers’ compensation, their management of other funds and their ownership of the Fund can be found in the SAI.

Portfolio Expenses

The Portfolio pays for all of its expenses out of its own assets. Harding Loevner or other service providers may waive all or any portion of their fees and reimburse certain expenses to the Portfolio. Any fee waiver or expense reimbursement would increase the investment performance of the Portfolio for the period during which the waiver or reimbursement is in effect.

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Shareholder Information

Determination of Net Asset Value

The “net asset value” per share (“NAV”) of the Portfolio is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). The Portfolio determines its NAV per share by subtracting the Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments and other assets and dividing the result by the total issued and outstanding shares of the Class or Portfolio. Because the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price their shares, the value of the Portfolio’s assets may be affected on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

The Portfolio’s investments are valued based on market quotations, or if market quotations are not readily available or are deemed unreliable, the fair value of the Portfolio’s investments may be determined in good faith under procedures established by the Board of Directors as discussed below.

Fair Valuation. Since trading in many foreign securities is normally completed before the time at which the Portfolio calculates its NAV, the effect on the value of such securities held by the Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing prices. Adjustment factors may be greater than, less than, or equal to one. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolio.

Additionally, any securities for which market quotations are not “readily available,”, as defined in Rule 2a-5, are priced by Harding Loevner, as valuation designee, at “fair value as determined in good faith” pursuant to Rule 2a-5 and in accordance with procedures approved by and under the general supervision of the Board of Directors.

Purchase and Redemption of Shares

Purchases.  Institutional Class Z shares are not subject to any service or distribution fees. The Fund will not provide any distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support, or similar payments in connection with investments in, or conversions into, Institutional Class Z shares.

Institutional Class Z shares may be purchased by: Employee benefit plans, which include:

◾	retirement plans such as employer-sponsored 401(k) and 403(b), 457, Keogh, profit sharing, money purchase, defined benefit/defined contribution, target benefit and Taft-Hartley plans;

◾	non-qualified deferred compensation plans; and

◾	post-employment benefit plans, including retiree health benefit plans.

Certain other types of plans, and institutional or other investors, may be eligible to purchase Institutional Class Z shares, subject to the minimum investment amount set forth below, including, but not limited to:

◾	529 plans;

◾	endowments and foundations;

◾	states, counties or cities or their instrumentalities;

◾	insurance companies; and

◾	certain other institutional investors.

Except as specifically provided above and below, Institutional Class Z shares may not be purchased by:

◾	individual investors and/or retail accounts including accounts purchasing through fee-based programs or other wealth platforms;

◾	IRAs and Coverdells;

◾	SEPs, SIMPLEs and SARSEPs; and

◾	individual 401(k) and 403(b) plans.

The minimum initial investment in the Institutional Class Z is $5 million. Additional purchases or redemptions may be of any amount. The Fund reserves the right to waive the minimum initial investment amount for the Portfolio.

The Fund has authorized one or more brokers to receive purchase orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share purchase orders placed through an authorized broker or the broker’s authorized designee will be priced at the NAV per share next determined after they are received in proper form by an authorized broker or the broker’s authorized designee and accepted by the Fund. With respect to purchases of Portfolio

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shares through certain brokers: 1) a broker may charge transaction fees, brokerage commissions, or other different, or additional fees; 2) duplicate mailings of Fund material to shareholders who reside at the same address may be eliminated; and 3) the minimum initial investment through certain brokers may be less than a direct purchase with the Fund.

The offering of shares of the Portfolio is continuous and purchases of shares of the Portfolio may be made on any Business Day. The Fund offers shares of the Portfolio at a public offering price equal to the NAV per share next determined after receipt of a purchase order. Generally, shares will be available for purchase by new and existing shareholders, including investors who purchase shares directly from the Portfolio or through financial intermediaries, and by participants in retirement or employee benefit plans. However, the Fund reserves the right to: (1) limit an investor’s ability to purchase shares through certain financial intermediaries; and (2) limit the ability of financial intermediaries to acquire shares on behalf of their customers. In each case, the Fund will consider whether additional purchases are expected to negatively impact the Portfolio or its shareholders as a whole.

The investment strategies used by Harding Loevner to manage the Funds have capacity limitations. In circumstances where the amount of total exposure to a strategy or investment type for a Fund is, in the opinion of Harding Loevner, capacity constrained, Harding Loevner, in consultation with the Board, reserves the right to close the Fund to new investors and/or impose restrictions on new investments in the Fund.

Investors may be required to demonstrate eligibility to buy shares of the Portfolio before an investment is accepted.

The Fund and Harding Loevner may make exceptions or otherwise modify this policy at any time. For questions about qualifying to purchase shares of the Portfolio, please call (877) 435-8105.

You may purchase shares of the Portfolio utilizing the following methods:

Wire Transfer. Purchases of shares may be made by wire transfer of Federal funds. Share purchase orders are effective on the date when the Transfer Agent receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund’s account with the Transfer Agent as set forth below. The shareholder’s bank may impose a charge to execute the wire transfer. Please call the Transfer Agent at (877) 435-8105 for instructions and policies on purchasing shares by wire.

In order to purchase shares on a particular Business Day, a purchaser must call the Transfer Agent as soon as possible, but no later than by the close of business (normally 4:00 p.m. New York Time), to inform the Fund of the incoming wire transfer and clearly indicate the name of the Portfolio and which class of shares is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives trade instructions after the above-mentioned cut-off time, or if the Transfer Agent does not receive Federal funds, such purchase order shall be executed as of the date that Federal funds are received. Portfolio shares are normally issued upon receipt of payment by cash, check, or wire transfer.

Check. A check used to purchase shares in the Portfolio must be payable to the Portfolio in which you wish to purchase shares, and must be drawn against funds on deposit at a U.S. bank. For a new account, the order must include a completed Account Application Form (and other required documents, if any). For an existing account, the order should include the account number from your statement. In all cases, the purchase price is based on the NAV per share next determined after the purchase order and check are received and deposited in good order. The Fund or the Transfer Agent reserves the right to reject any check. All checks for share purchases should be sent to the Fund’s Transfer Agent at:

Regular Mail:

Harding, Loevner Funds, Inc.

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Delivery:

The Northern Trust Company

Attn: Harding, Loevner Funds, Inc.

333 South Wabash Avenue

Attn: Funds Center, Floor 38

Chicago, Illinois 60604

The Fund reserves the right in its sole discretion: (i) to suspend or modify the offering of the Portfolio’s shares; (ii) to reject purchase orders; and (iii) to modify or eliminate the minimum initial investment in Portfolio shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

Please note that in compliance with the USA Patriot Act of 2001, the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering compliance program. If you do not supply the necessary information, the Fund’s Transfer Agent may not be able to open your account. Additionally, if the Fund’s Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Redemptions. Upon the request of a shareholder, the Fund will redeem all or any part of the shares held through the account. The redemption price is the NAV per share next determined after receipt by the Transfer Agent of proper notice of redemption as described below. If the Transfer Agent receives such notice by the close of business (normally 4:00 p.m. New York Time) on any Business Day, the redemption will be effective on the date of receipt.

Payment of redemption proceeds made by check or wire will normally be made within one to three Business Days following receipt of the redemption request, or at other times in accordance with the requirements of your intermediary.

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For Shares held directly with the Fund, payment of redemption proceeds by wire will normally be made on the next Business Day following receipt of the redemption order. For payment by check, the Portfolio typically expects to mail the check on the next Business Day following receipt of the redemption order.

For Shares held through financial intermediaries, the length of time that the Portfolio typically expects to pay redemption proceeds depends on the method of payment and the agreement between the financial intermediary and the Portfolio. For redemption proceeds that are paid directly to you by the Portfolio, the Portfolio typically expects to make payments by wire or by mailing a check on the next Business Day following the Portfolio’s receipt of a redemption order from the financial intermediary. For payments that are made to your financial intermediary for transmittal to you, the Portfolio expects to pay redemption proceeds to the financial intermediary within one to three Business Days following the Portfolio’s receipt of the redemption order from the financial intermediary.

Payment of redemption proceeds may take longer than the time the Portfolio typically expects and may take up to seven days, as permitted by the 1940 Act.

For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday.

If you are redeeming shares recently purchased by check or electronic transaction, your redemption may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days. If the notice is received on a day that is not a Business Day or after the above-mentioned cut-off time, the redemption notice will be deemed received as of the next Business Day.

The Fund has authorized one or more brokers to receive redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order in proper form. Share redemption orders placed through an authorized broker or the broker’s authorized designee will be priced at the Portfolio’s NAV per share next determined after they are received in good order by an authorized broker or the broker’s authorized designee.

The Fund imposes no charge to redeem shares; however, a shareholder’s or broker’s bank may impose its own wire transfer fee for receipt of a wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio. When a shareholder’s account balance falls below the minimum initial investment amount of a class in which such shareholder is invested following a redemption, such shareholder will be notified that the minimum account balance is not being maintained and will be allowed 60 days to make additional investments. If such shareholder does not make additional investments, then the Portfolio may close the account or convert the shares in the account to another share class (See “Share Class Conversions” below).

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder, and the shareholder’s account number. Shares that are redeemed prior to the record date of a distribution do not receive dividends.

Certain requests or changes must be made in writing to the Transfer Agent and must include a signature guaranteed by a national bank that is a member of the Medallion Signature Program, using the specific Medallion “Guaranteed” stamp. Notarized signatures are not sufficient. Further documentation may be required when the Transfer Agent deems it appropriate. Requests or changes must include a Signature Guarantee if a shareholder:

◾	wishes to change its authorized agent;

◾	wishes to redeem shares within 10 Business Days of changing the account address of record;

◾	wishes to change the account designated to receive redemption proceeds; or

◾	requests that a check be mailed to a different address than the record address.

A shareholder may request redemption by calling the Transfer Agent (toll-free) at (877) 435-8105. Telephone redemption privileges are made available to shareholders of the Fund on the Account Application Form. The Fund or the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. The Fund or the Transfer Agent may require personal identification codes and will only wire funds according to pre-existing bank account instructions. No bank account instruction changes will be accepted via telephone.

Generally, all redemptions will be for cash. Periodically, the Portfolio may satisfy redemption requests by accessing a line of credit or overdraft facility. On a less regular basis, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolio may satisfy redemption requests by distributing redemption proceeds in-kind (instead of cash) or by borrowing through other sources. While the Portfolio does not generally use redemptions in-kind, the Fund reserves the right to redeem from the Portfolio in-kind to manage the impact of large redemptions on the Portfolio. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of the Portfolio’s holdings that are readily marketable securities to the redeeming shareholder within seven days after the Portfolio’s receipt of the redemption order.

Redemption proceeds will only be paid to the shareholder of record, to a financial intermediary holding an account in the name of the shareholder of record, or to a court-appointed guardian or executor of the shareholder of record.

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Restrictions on Frequent Trading. Frequent purchases and sales of the Portfolio’s shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as brokerage commissions) to the Portfolio and by disrupting portfolio management strategies. Accordingly, the Board of Directors has adopted policies and procedures to discourage frequent trading of Portfolio shares. The Fund uses fair value pricing of securities to discourage frequent trading and eliminate the opportunity for time zone arbitrage. While the Fund is committed to preventing market timing and disruptive frequent trading in the Portfolio, there is no guarantee that the Fund or its agents will be able to detect all instances of time zone arbitrage and frequent trading.

Omnibus accounts are maintained by intermediaries acting on behalf of multiple shareholders. Since individual trades in omnibus accounts are not ordinarily disclosed to the Fund, the Fund may be unable to detect or deter frequent trading by participants in such omnibus accounts.

Exchange Privilege. Subject to the approval of the Fund, Institutional Class Z shares of the Portfolio may be exchanged for Institutional Class Z shares of another Portfolio or another share class (none of which is offered in this Prospectus) of another Portfolio based on the respective NAV of the shares involved in the exchange, assuming that the shareholder wishing to exchange shares resides in a state where the desired shares are qualified for sale. An exchange order is treated for tax purposes the same as a redemption (on which a taxable gain or loss may be realized) followed by a purchase and may be subject to federal income tax. Investors who wish to make exchanges should telephone the Transfer Agent (toll-free) at (877) 435-8105.

In addition, a shareholder holding shares of the Portfolio through fee-based (advisory) programs of certain intermediaries may decide to transfer such shares to a brokerage (non-advisory) account of such intermediaries. The shareholder may have these shares exchanged by their intermediary to a different class of shares of the same Portfolio as a result of the transfer of the shares to a brokerage account with the intermediary. Such exchanges will be effected on the basis of the relative NAV of the two share classes, without the imposition of any fees or other charges by the relevant Portfolio. The fees and expenses of the new class may be higher than those of the previously held class. It is expected that the intermediary will treat the exchange as a non-taxable event. Shareholders should carefully review information in the applicable Prospectus regarding share class features, including exchanges, or contact their intermediary for more information. The relevant share class may be described in a separate Prospectus for each Portfolio.

Share Class Conversions. If a shareholder’s account balance falls below the minimum initial investment amount of Institutional Class Z shares in which such shareholder is invested, the relevant Portfolio may convert the shareholder’s Institutional Class Z shares to another class of shares of the same Portfolio, at which time the shareholder’s account will be subject to the requirements of such share class. This may include incurring distribution (12b-1) fees for Investor Class shares or shareholder servicing fees for the Investor Class or Advisor Class and Institutional Class shares. These fees are described in more detail in the prospectus for that share class of the Portfolio.

Such shareholder will be notified and will be allowed 60 days to make additional investments before any conversion occurs. Any such conversion will occur at the relative NAV of the two share classes, without the imposition of any fees or other charges if the accounts are held directly with the Fund. Where a retirement plan or other financial intermediary holds Institutional Class Z shares on behalf of its participants or clients, shares held by such participants or clients will be converted to another class of shares as described above when a participant or client rolls over its accounts with the retirement plan or financial intermediary into an individual retirement account. A conversion between share classes of the same Portfolio is generally not a taxable event.

Dividends

The Institutional Class Z shares of the Portfolio will declare a dividend from its net investment income and distributions from its realized net short-term and net long-term capital gains, if any, at least annually, and (unless a shareholder has elected to receive cash) pay such dividends and distributions by automatically reinvesting in additional shares of the Portfolio at the NAV per share on the ex-date of the dividends or distributions.

Tax Considerations

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the Portfolio under applicable state or local law. The Portfolio is not managed to maximize tax efficiency for taxable shareholders, although in certain situations, the Portfolio may decide to take into account the tax effects of investment decisions.

Federal Income Taxes. The Portfolio intends to distribute all of its taxable income by automatically reinvesting dividends in additional shares of the same Class or Portfolio and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution of the amount of cash that they would have received had they elected to receive the distribution in cash.

Dividends paid by the Portfolio from its investment company taxable income (including interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income, whether received in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable capital gains rates, regardless of how long they have held their shares. If a portion of the Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends

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if both the Portfolio and shareholder satisfy applicable holding period requirements. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is currently generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes. Each shareholder will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of the net sales proceeds and the shareholder’s tax basis in the Portfolio shares. Such gain or loss will be capital gain or loss if the shareholder held its Portfolio shares as a capital asset. Any capital gain or loss will generally be treated either as long-term capital gain or loss if the shareholder held the Portfolio shares for more than one year at the time of the sale or exchange, or otherwise as short-term capital gain or loss.

If a shareholder buys shares of the Portfolio before a distribution, the shareholder will be subject to tax on the entire amount of the taxable distribution received. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Portfolio before their investment (and thus were included in the price they paid for their Portfolio shares).

The Portfolio (or its administrative agents) are required to report to the Internal Revenue Service and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Portfolios will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will inform shareholders of the amount and tax status of all amounts treated as distributed to them after the close of each calendar year.

If more than 50% of the value of the Portfolio’s total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that would generally enable its shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes the Portfolio pays. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability (subject to certain holding period and other requirements). The consequences of such an election are discussed in more detail in the SAI.

The Portfolio may be required to withhold U.S. federal income tax at the applicable rate on all distributions payable to shareholders if they fail to provide the Portfolio with its correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Portfolio, as discussed in more detail in the SAI.

State and Local Taxes. The Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

Portfolio distributions may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Portfolio. The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situation.

Shareholder Communications

Inquiries concerning the Fund may be made by writing to Harding, Loevner Funds, Inc., c/o The Northern Trust Company, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, Illinois 60604 or by calling the Fund (toll-free) at (877) 435-8105.

When the Fund sends financial reports, notices, prospectuses, and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. This will continue indefinitely, unless you notify us otherwise. Should you wish to receive individual copies of materials, please call the Transfer Agent at (877) 435-8105. Once we have received your instructions, you will begin receiving individual copies for each account at the same address within 30 days.

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Distribution of Fund Shares

Shares of the Fund are distributed by Quasar Distributors, LLC (“Quasar”) pursuant to a distribution agreement (the “Distribution Agreement”) between Harding Loevner, the Fund, and Quasar, under which Quasar serves as the exclusive distributor of the Fund.

The Fund has agreements with various financial intermediaries under which customers of these intermediaries may purchase and hold shares of the Portfolio. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional services.

Institutional Class Z shares are not subject to any service or distribution fees. The Fund will not provide any distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support or similar payments in connection with investments in, or conversions into, Institutional Class Z shares.

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Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years or since inception, if less than five years. Certain information reflects financial results for a single share of a Class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Class or Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which have been audited by [ ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is incorporated by reference in this Prospectus and the SAI. Information on how to obtain the semi-annual and audited annual reports for the Fund is found on the back cover of this Prospectus.

Because Institutional Class Z shares have not commenced operations as of the date of this Prospectus, financial highlights for the Institutional Class shares are shown. Certain information reflects financial results for a single Portfolio share.

[Institutional Class Financial Highlights to be provided by amendment]

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Harding, Loevner Funds, Inc. (The “Fund”)

Privacy Notice

The Fund collects nonpublic personal information about you from the following sources:

◾	Information, such as your name, address, social security number, assets, and income, submitted by you on applications, forms, or in other written or verbal customer communications. This information may also be provided by a consultant or intermediary acting on your behalf.

◾	Information that results from any transaction performed by us for you.

The Fund will not disclose any nonpublic personal information about you or its former customers to anyone except as permitted or required by law.

If you decide to close your account(s) or become an inactive customer, the Fund will adhere to the privacy policies and practices as described in this notice.

The Fund restricts access to your personal and account information to only those employees who need to know that information to provide products or services to you. The Fund maintains physical, administrative and technical safeguards to protect your nonpublic personal information.

[This page is not part of the Prospectus]

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Availability of Additional Information About the Fund The SAI, dated [     ], as may be supplemented thereafter, containing additional information about the Fund and the International Small Companies Portfolio, has been filed with the Securities and Exchange Commission (the ‘‘Commission’’) and is incorporated by reference into this Prospectus. Additional information about the Portfolio’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. To order free copies of the Fund’s annual or semi-annual report or its SAI, to request other information about the Fund and to make general shareholder inquiries, call (toll free) 1(877)435-8105, or write to the following address: Harding, Loevner Funds, Inc. c/o The Northern Trust Company P.O. Box 4766 Chicago, Illinois 60680-4766 The SAI and the Fund’s annual and semi-annual reports are also available free of charge on Harding Loevner’s website at hardingloevnerfunds.com. Reports and other information about the Fund are also available on the EDGAR database on the Commission’s Internet site at SEC.gov or by electronic request at the following e-mail address: publicinfo@sec.gov. A duplication fee will be applied to written requests and needs to be paid at the time your request is submitted. Investment Company Act file number 811-07739 Harding, Loevner Funds, Inc. c/o Northern Trust Attn: Funds Center, Floor 38 333 South Wabash Avenue Chicago, IL 60604 (877) 435-8105 www.hardingloevnerfunds.com

SUBJECT TO COMPLETION: Preliminary Statement of Additional Information (“SAI”) Dated October 21, 2022 The information in this Preliminary SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Preliminary SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Family of Mutual Funds International Small Companies Portfolio _____ : Institutional Class Z This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus (the “Prospectus”) of the International Small Companies Portfolio of Harding, Loevner Funds, Inc. (the “Fund”). The current Prospectus for the Institutional Class Z of the International Small Companies Portfolio dated [                 ], as supplemented from time to time, has been filed with the Securities and Exchange Commission (the “SEC”) and can be obtained, without charge, by writing to Harding, Loevner Funds, Inc. c/o Northern Trust, Attn: Funds Center, Floor 38, 333 South Wabash Avenue, Chicago, IL 60604, or by calling the Fund toll-free at 1(877)435-8105. This Statement of Additional Information incorporates the Prospectus and, when available, the Financial Statements from the Fund’s most recent Annual Report, by reference. The Fund’s Annual Report, when available, may be obtained by calling the Fund toll-free at 1 (877) 435-8105.

ORGANIZATION OF HARDING, LOEVNER FUNDS, INC.

(THE “FUND”)

The Fund is a no-load, open-end management investment company established as a Maryland corporation on July 31, 1996. Harding Loevner LP (“Harding Loevner” or the “Adviser”) serves as investment adviser to the Fund. The Fund currently has thirteen separate portfolios (collectively, the “Portfolios”): twelve that are diversified, including International Small Companies Portfolio (the “Portfolio”); and one that is non-diversified. The Portfolios each have their own investment objective and policies.

The Fund’s other twelve Portfolios (the Global Equity Portfolio, International Equity Portfolio, Emerging Markets Portfolio, Institutional Emerging Markets Portfolio, Chinese Equity Portfolio, Frontier Emerging Markets Portfolio, Global Equity Research Portfolio, International Equity Research Portfolio, Emerging Markets Research Portfolio, Emerging Markets ex China Portfolio, International Developed Markets Equity Portfolio and International Carbon Transition Portfolio) are included in separate statements of additional information (“SAI”):

(i)	dated February 28, 2022, as supplemented June 10, 2022 (for all Portfolios except the Emerging Markets ex China Portfolio and International Developed Markets Equity Portfolio),

(ii)	dated July 29, 2022 (for the Emerging Markets ex China Portfolio),

(iii)	dated September 28, 2022 (for the International Developed Markets Equity Portfolio) and

(iv)	dated [ ], 2022 (for the International Carbon Transition Portfolio).

There is no sales charge for purchasing shares. Shares of the Portfolio may be purchased through Quasar Distributors, LLC (“Quasar”), the Fund’s distributor. The minimum initial investment in the Institutional Class Z of the Portfolio is $5 million. Additional investments or redemptions may be of any amount.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENT TECHNIQUES

Additional information concerning the Portfolio’s investment techniques is set forth below. The information below supplements, and should be read in conjunction with, the “Additional Information on Portfolio Investment Strategies and Risks” section of the Prospectus.

Participation Notes. The Portfolio may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. The Portfolio may use participation notes to establish a position in such markets as a substitute for direct investment. The Portfolio may also invest in participation notes, as an alternative to investing directly in the underlying security, if Harding Loevner determines that participation notes offer greater liquidity than the underlying security. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, currency, or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Portfolio the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency, or market that they seek to replicate, including, as applicable, foreign, emerging, and frontier risks. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the issuer of the participation note will not fulfill its contractual obligation to complete the transaction with the Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.

Zero Coupon and Discount Debt Securities. The Portfolio may invest in zero coupon securities and convertible debt or other debt securities acquired at a discount. A portion of the Portfolio’s sovereign debt securities may be acquired at a discount. The Portfolio will purchase such securities only to the extent consistent with the Portfolio’s investment objective.

Foreign Governments and International and Supranational Agency Securities. The Portfolio may purchase debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities (such as the World Bank or the United Nations).

Convertible Securities. The Portfolio may invest in convertible preferred and convertible debt securities, which are securities that may be converted into or exchanged for, at either a stated price or stated rate, underlying shares of common stock. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible fixed income securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible fixed-income securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that, as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

Foreign Currency Transactions. The Portfolio generally does not hedge foreign currency exposure, except on rare occasions when Harding Loevner has a strong view on the prospects for a particular currency or when hedging is desirable to improve portfolio diversification. The Portfolio will conduct its currency exchange transactions either on a spot (cash) basis at the then prevailing spot rate in the currency exchange market, or by entering into foreign currency forward exchange contracts (“forward contracts”) to purchase or sell currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. The Portfolio is required to comply with the derivatives rule when it engages in transactions involving forward contracts. See “Derivatives” below.

U.S. Treasury and other U.S. Government and Government Agency Securities. The Portfolio may purchase securities issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States (“U.S. Government Securities”). The Portfolio also may purchase securities issued by a U.S. Government-sponsored enterprise or federal agency that is supported either by its ability to borrow from the U.S. Treasury (e.g., Student Loan Marketing Association “Sallie Mae”) or by its own credit standing (e.g., Federal National Mortgage Association “Fannie Mae” and Federal Home Loan Mortgage Corporation “Freddie Mac”). U.S. Government Securities include instruments issued by the U.S. Treasury, including bills, notes, and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. The Portfolio may invest in instruments issued by instrumentalities established or sponsored by the U.S. Government, such as Sallie Mae, Fannie Mae, and Freddie Mac (“U.S. Government Agency Securities”). While U.S. Government Agency Securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

In September 2008, the Federal Housing Finance Authority (“FHFA”), an independent regulator, placed Fannie Mae and Freddie Mac into conservatorship. Under the conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Fannie Mae and Freddie Mac, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury entered into certain preferred stock purchase agreements with each of Fannie Mae and Freddie Mac, which established the Treasury as the holder of a new class of senior preferred stock in each of Fannie Mae and Freddie Mac, which stock was issued in connection with financial contributions from the U.S. Treasury to Fannie Mae and Freddie Mac. The conditions attached to the financial contribution made by the U.S. Treasury to Fannie Mae and Freddie Mac and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The preferred stock purchase agreements are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the preferred stock purchase agreements. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause the Portfolio’s investments to lose value.

Inflation-Indexed Securities. The Portfolio may invest in securities with a nominal return linked to the inflation rate from bond markets worldwide such as the U.S. Treasury Department’s “inflation-protection” issues (“TIP”). The principal of TIP securities is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for All Urban Consumers (“CPI-U”). These securities may also be eligible for coupon stripping under the U.S. Treasury “STRIPS” program.

Corporate Debt Instruments. The Portfolio may purchase commercial paper, short-term notes, and other obligations of U.S. and foreign corporate issuers meeting the Portfolio’s credit quality standards (including variable rate notes). Other than the allowable 20% of the Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in corporate debt instruments will be rated, at the time of investment, at least “BBB” or “A-1” (in the case of commercial paper) by Standard & Poor’s Rating Service (“S&P”), “Baa” or “P-1” (in the case of commercial paper) by Moody’s Investors Service, Inc. (“Moody’s”), or of comparable quality as determined by Harding Loevner.

Bank Obligations. The Portfolio limits its investments in U.S. (domestic) bank obligations to obligations of U.S. banks that in Harding Loevner’s opinion meet sufficient creditworthiness criteria. Domestic bank obligations are defined as instruments issued by: U.S. (domestic) banks; U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks; and foreign branches of U.S. banks. However, Harding Loevner must determine that the investment risk associated with investing in instruments issued by such branches is the same as that of investing in instruments issued by the U.S. parent bank, in that the U.S. parent bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments. The Portfolio limits its investments in foreign bank obligations to obligations of foreign banks (including U.S. branches of foreign banks) that, in the opinion of Harding Loevner, are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest. The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Other than the allowable 20% of the Portfolio’s total assets invested in below-investment grade convertible and other debt securities, all investments in bank obligations will be rated, at the time of investment, “A” by Thomson Reuters Corp. or similarly rated by Fitch Ratings, Inc. or of comparable quality as determined by Harding Loevner.

Derivatives. A derivative is a financial instrument, traded on or off an exchange, the price of which is directly dependent upon the value of one or more underlying securities, commodities, other derivative instruments, or any agreed-upon pricing index or arrangement. The Portfolio is authorized to use the derivatives described below to hedge broad or specific market movements, or to seek to increase the Portfolio’s income or gains. The Portfolio may purchase and sell (or write) exchange-listed and over-the-counter (“OTC”) put and call options on securities, financial futures contracts, equity indices and other financial instruments, and enter into financial futures contracts.

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by the Portfolio resulting from securities market movements, to protect the Portfolio’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to gain exposure to a market that may not otherwise be available for investment, or to seek to enhance the Portfolio’s income or gain. The Portfolio may use any or all types of derivatives at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any derivatives will be a function of numerous variables, including market conditions. The ability of the Portfolio to utilize derivatives successfully will depend on, in addition to the factors described above, Harding Loevner’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Portfolio’s securities.

Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair the Portfolio’s ability to manage or hedge its investment portfolio through the use of derivatives. The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Portfolio’s derivative transactions, impede the employment of the Portfolio’s derivatives strategies, or adversely affect the Portfolio’s performance. For instance, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Subject to certain exceptions, the derivatives rule requires a fund to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund qualifies for the “limited derivatives users” exception that is included in the derivatives rule. Under the derivatives rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating a fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the derivatives rule, a fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that: (i) the fund intends to physically settle the transaction; and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the derivatives rule. Furthermore, under the derivatives rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Portfolio reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Portfolio to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and unfunded commitments as part of its investment strategies. These requirements may increase the cost of the Portfolio’s investments and cost of doing business, which could adversely affect investors. Harding Loevner cannot predict the effects of these requirements on the Portfolio. Harding Loevner intends to monitor developments and seek to manage the Portfolio pursuant to a written derivatives risk management program approved by the Board of Directors and in a manner consistent with achieving the Portfolio’s investment objective.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules promulgated thereunder may limit the ability of the Portfolio to enter into one or more exchange-traded or OTC derivatives transactions. The Portfolio’s use of derivatives may also be limited by the requirements of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company for U.S. federal income tax purposes.

The Adviser on behalf of the Portfolio has claimed an exemption, which is available to registered investment companies, from regulation as a “commodity pool operator.”

Futures Contracts. The Portfolio may use stock index futures contracts (“futures contracts”) as a hedge against the effects of changes in the market value of the stocks comprising the relevant index. In managing its cash flows, the Portfolio may also use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement to purchase or sell a specified amount of designated securities for a set price at a specified future time. At the time the Portfolio enters into a futures transaction, it is required, under current regulatory requirements, to make a performance deposit (“initial margin”) of cash or liquid securities in a segregated custodial account in the name of the futures broker. Subsequent payments of “variation margin” are then made on a daily basis, depending on the value of the futures position which is continually marked to market.

If the Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset in whole or in part, by a loss on the futures contract. If instead the Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., purchases and redemptions of Portfolio shares). Under normal market conditions, futures contracts positions may be closed out on a daily basis.

U.S. futures contracts have been designed by exchanges which have been designated as “contracts markets” by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may also enter into futures contracts that are based on securities that would be eligible investments for the Portfolio. The Portfolio may enter into contracts that are denominated in currencies other than the U.S. dollar.

Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate in cash or securities, an initial margin. Initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as during periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of a “variation margin” generally will be required, a process known as “marking to the market.” Each day the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value from the preceding day.

The Portfolio is required to comply with the derivatives rule when it engages in transactions involving futures contracts. See “Derivatives” above.

Stock Index Options. The Portfolio may purchase or sell options on stock indices on U.S. and foreign exchanges or in the OTC markets. An option on a stock index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolio is required to comply with the derivatives rule when it engages in transactions involving options that create future Portfolio payment or delivery obligations. See “Derivatives” above.

Repurchase Agreements. The Portfolio may enter into repurchase agreements under which a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees, upon entering into the contract, to sell U.S. Government Securities to the Portfolio and repurchase such securities from the Portfolio at a mutually agreed-upon price and date. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The term of these agreements usually ranges from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.

Repurchase agreements will generally be restricted to those that mature within seven days. Securities subject to repurchase agreements will be held by the Fund’s custodian, sub-custodian or in the Federal Reserve/Treasury book-entry system. The Portfolio will engage in such transactions with parties selected on the basis of such party’s creditworthiness and will enter into repurchase agreements only with financial institutions which are deemed by Harding Loevner to be in good financial standing. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Portfolio to earn a return on available cash at minimal market risk, although the Portfolio may be subject to various delays and risks of loss if the vendor becomes subject to a proceeding under the U.S. Bankruptcy Code or other proceedings or is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from the Portfolio and the Portfolio agrees to repurchase the securities at an agreed-upon future price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be a payment of interest. When the Portfolio trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Portfolio’s asset coverage ratio or treat all such transactions as derivatives transactions. See “Derivatives” above. Reverse repurchase agreements will generally be restricted to those that mature within seven days. The Portfolio will engage in such transactions with parties selected on the basis of such party’s creditworthiness. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Portfolio may decline below the price of the securities at which the Portfolio is obligated to repurchase them. Reverse repurchase agreements create leverage, a speculative factor, and will be considered as borrowings for the purposes of limitations on borrowings.

Warrants. The Portfolio may invest up to [10]% of the value of their total assets (valued at the lower of cost or market) in warrants for equity securities, which are securities permitting, but not obligating, their holder to subscribe for other equity securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued Securities. The Portfolio may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolio will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. Under the derivatives rule, the Portfolio is permitted to invest in a security on a forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that the transaction compliance with the Delayed-Settlement Securities Provision meaning: (i) the Portfolio intends to physically settle the transaction; and (ii) the transaction will settle within 35 days of its trade date. The Portfolio may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Portfolio treats any such transaction as a derivatives transaction for purposes of compliance with the derivatives rule.

Borrowing. The Portfolio may borrow money temporarily from banks when (i) it is advantageous to do so in order to meet redemption requests; (ii) the Portfolio fails to receive transmitted funds from a shareholder on a timely basis; (iii) the custodian of the Fund fails to complete delivery of securities sold; or (iv) the Portfolio needs cash to facilitate the settlement of trades made by the Portfolio. In addition, the Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements. See “Investment Restrictions.”

Foreign Currency Hedging. The Portfolio generally does not hedge foreign currency exposure. Currency hedging would be implemented through the use of forward contracts or options. The Portfolio may, but generally does not intend to, enter into forward contracts and may purchase and write (on a covered basis) exchange-traded or OTC options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. The Portfolio may at times, but generally does not intend to, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances a Portfolio will employ any of the techniques or strategies described below and in the section of the Prospectus entitled “Investment Process and Additional Information on Strategies and Risks.” The Portfolio’s ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC and the federal tax requirements applicable to regulated investment companies (see “Tax Considerations”).

Forward Contracts. Sale of currency for dollars under a forward contract establishes a price for the currency in dollars. Such a sale insulates returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

The Portfolio may use forward contracts to insulate existing security positions against exchange rate movement (“position hedges”) or to insulate proposed transactions against such movement (“transaction hedges”). For example, to establish a position hedge, a forward contract on a foreign currency might be sold to protect against the decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar.

Options on Foreign Currencies. The Portfolio may purchase and sell (i.e., write) put and call options on foreign currencies to protect against a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency from its counterparty at a predetermined price.

Options on Futures Contracts. The Portfolio may purchase or sell options on futures contracts as an alternative to buying or selling futures contracts. Options on futures contracts are similar to options on the security underlying the futures contracts except that options on stock index futures contracts give the purchaser the right to assume a position at a specified price in a stock index futures contract at any time during the life of the option.

Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities.

The Portfolio is required to comply with the derivatives rule when it engages in transactions involving futures and options thereon. See “Derivatives” above.

Illiquid Investments and Related Issues.

In accordance with Rule 22e-4 under the under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may invest up to 15% of its net assets in “illiquid investments” that are assets. For these purposes, “illiquid investments” are investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Harding Loevner does not expect that any Portfolio will invest a significant portion of its assets in illiquid investments. All repurchase agreements and time deposits maturing in more than seven days are treated as illiquid assets.

Governmental authorities of certain emerging and frontier markets may impose limitations on the repatriation of currency which could result in a delay in the conversion of such currencies to U.S. dollars. Securities of companies in these emerging and frontier markets, while not illiquid, may as a result of limitations on the repatriation of currency be classified as “less liquid” investments under Rule 22e-4. Currency balances following the sale of securities or in connection with the payment of dividends may be considered “illiquid”. The Portfolio may engage in certain investment techniques to mitigate the effects of these repatriation limitations. This may include, but not be limited to, engaging in derivative transactions, such as forward currency contracts, and making short-term investments in securities that are freely convertible to the depository receipts or dual-listed securities of the same issuer that can be sold in exchange for liquid currencies, such as U.S. dollars or British pounds. A security purchased for this purpose may not be subject to the investment adviser’s fundamental investment process.

The Portfolio also may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Rule 144A securities generally must be sold to other qualified institutional buyers. The Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities. The Fund has implemented a liquidity risk management program and related procedures pursuant to Rule 22e-4 to classify the liquidity of the Portfolio’s investments and manage liquidity risk, and Harding Loevner will monitor the liquidity of such restricted securities under the supervision of the Board of Directors (the “Board” or the “Directors”). In addition, certain derivatives that are not traded on an exchange may also be deemed illiquid.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS

Additional information concerning risks associated with certain of the Portfolio’s investments is set forth below.

Creditworthiness. In general, certain obligations in which the Portfolio may invest are subject to credit risks such as the loss of credit ratings or possible default. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Portfolio. Neither event will require a sale of such security by the Portfolio. However, Harding Loevner will consider such event in its determination of whether the Portfolio should hold the security. To the extent that the ratings given by S&P or Moody’s may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

Bank Obligations. The Portfolio may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, letters of credit, bank notes, deposit notes, Eurodollar or Yankeedollar time deposits, Eurodollar or Yankeedollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of adverse developments in or related to the banking industry. Banks are subject to extensive but different governmental regulations that may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand, and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks generally are not subject to examination by any U.S. government agency or instrumentality. Also, investments in commercial banks located in several foreign countries are subject to additional risks due to the combination in such banks of commercial banking and diversified securities activities.

Debt Security Risk. Debt securities may lose value due to unfavorable fluctuations in the level of interest rates or due to a decline in the creditworthiness of the issuer. As interest rates rise, the value of debt securities generally declines. This risk is generally greater for debt securities with longer maturities than for debt securities with shorter maturities.

Credit Quality. The value of an individual security or particular type of security can be more volatile than the market as a whole and can behave differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments, and such securities might be difficult to resell.

Counterparty (or Default) Risk. An issuer of fixed-income securities held by the Portfolio or a counterparty to a derivative transaction entered into by the Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High-quality securities are generally believed to have relatively low degrees of credit risk. The Portfolio intends to enter into financial transactions only with counterparties that are creditworthy at the time of the transactions. There is always the risk that the analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

High Yield/High Risk Debt Securities. The Portfolio may invest up to 20% of its total assets in below investment grade convertible securities and debt securities which are rated lower than Baa by Moody’s or BBB by S&P, or unrated securities of equivalent quality (commonly referred to as “junk bonds”). However, f the Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by the Adviser, which may be in default with respect to payment of principal or interest. Below-investment-grade securities typically offer a higher yield, but carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories, and are considered speculative. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities. Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio’s net asset value (“NAV”). In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities, and costs. Prices for below investment-grade securities may also be affected by legislative and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of Harding Loevner not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio’s investment objective by investment in such securities may be more dependent on Harding Loevner’s credit analysis than is the case for higher quality bonds. Should the rating of the portfolio security be downgraded, Harding Loevner will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Interest Rate Risk. Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed-income security. Generally, the values of fixed-income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed-income securities generally rise and during periods of rising interest rates, the values of most fixed-income securities generally decline. The Portfolio may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Foreign Currency Hedging. The Portfolio generally does not hedge foreign currency exposure. The success of any currency hedging strategy would depend on the ability of Harding Loevner to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult and thus the successful execution of a hedging strategy is highly uncertain. An incorrect prediction will cause poorer Portfolio performance than would otherwise be the case. Forward contracts that protect against anticipated losses have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect. The Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, although the Portfolio generally does not hedge foreign currency exposure; however, if such hedging techniques are employed, there is no assurance that they will be successful.

Precise matching of forward contract amounts and the value of portfolio securities is generally not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so contract positions are likely to be approximate hedges, rather than perfect hedges.

The cost to the Portfolio of engaging in foreign currency forward contracts will vary with factors such as the foreign currency involved, the length of the contract period, and the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Furthermore, Harding Loevner may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio’s securities may be denominated. In those circumstances the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an OTC transaction, as will usually be the case, the Portfolio generally will be exposed to the credit risk of its counterparty. If the Portfolio enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price moves. Such limits may significantly affect the ability to trade such a contract or otherwise to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Repurchase Agreements. Repurchase agreements involve the purchase of a security or a basket of securities subject to the seller’s agreement to repurchase the security or basket of securities at a mutually agreed upon date and price. In the event the other party to a repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding or such party fails to satisfy its obligations thereunder, the Portfolio could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the Portfolio) or (ii) lose all or part of the income, proceeds or rights in the securities to which the Portfolio would otherwise be entitled.

Futures Contracts. Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to: (1) investors’ obligations to meet additional variation margin requirements; (2) decisions to make or take delivery, rather than entering into offsetting transactions; and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortion means that a correct forecast of general market or foreign exchange rate trends still may not result in a successful transaction.

Although Harding Loevner believes that the use of such contracts and options thereon will benefit the Portfolio, if predictions about the general direction of securities market movements or foreign exchange rates are incorrect, the Portfolio’s overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon.

The Portfolio’s ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although the Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that the Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions and subject some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with forward contracts on foreign currencies. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Foreign Currency. As in the case of other types of options, the benefit to the Portfolio deriving from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates that might otherwise have been obtained.

The Portfolio may write options on foreign currencies for hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this movement does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Futures Contracts. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, the Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in Harding Loevner’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not result in a loss.

Temporary Defensive Positions. The Portfolio has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, the Adviser may employ a temporary defensive strategy if it determines the strategy to be warranted. Pursuant to such a defensive strategy, the Portfolio may temporarily hold cash (foreign currencies or multinational currency) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. These temporary defensive strategies may be inconsistent with the Portfolio’s investment strategy. It is impossible to predict whether or for how long the Portfolio will employ defensive strategies. The use of defensive strategies may prevent the Portfolio from achieving its goals.

Special Risks Regarding Foreign Securities. Investing in the securities of foreign issuers involves certain risks, including those discussed in the Portfolio’s Prospectus and those set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers. Many of these risks are more pronounced for investments in developing, emerging and frontier economies.

With respect to investments in certain foreign countries, there exist certain economic, political, and social risks, including the risk of adverse political developments, nationalization, military unrest, social instability, war and terrorism, confiscation without fair compensation, expropriation or confiscatory taxation, limitations on the movement of funds and other assets between different countries, or diplomatic developments, any of which could adversely affect the Portfolio’s investments in those countries. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and dividend payments.

Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. Additionally, many foreign country economies are heavily dependent on international trade and are adversely affected by protective trade barriers and economic conditions of their trading partners. Protectionist trade legislation enacted by those trading partners could have a significant adverse effect on the securities markets of those countries. For example, equity markets in the U.S. and China seem very sensitive to the current U.S.-China “trade war.” The current political climate has intensified concerns about trade tariffs and a potential trade war between China and the United States. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in foreign securities usually involve currencies of foreign countries. Accordingly, the Portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates, and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

European countries can be affected significantly by the tight fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several countries in the European Union (“EU”), including Greece, Ireland, Italy, Spain, and Portugal have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. Some nations required external assistance to meet their obligations, and these countries run the risk of default on their debt, possible bail-out by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. There is also continued

concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU in a decision commonly known as “Brexit.” On January 31, 2020, the United Kingdom withdrew from the EU subject to a withdrawal agreement that permitted the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase, which concluded on December 31, 2020. On December 30, 2020, the EU and UK signed an agreement on the terms governing certain aspects of the EU’s and the UK’s relationship following the end of the transition period, the EU-United Kingdom Trade and Cooperation Agreement (“TCA”). Notwithstanding the TCA, following the transition period, there is a considerable amount of uncertainty as to the United Kingdom’s post-transition framework.

There is significant uncertainty regarding the final consequences of Brexit. Brexit may have a negative impact on the economy and currency of the United Kingdom as a result of anticipated or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

The Portfolio may make investments in the United Kingdom, other EU members and in non-EU countries that are directly or indirectly affected by the exit of the United Kingdom from the EU. While the long-term effects of Brexit are uncertain, the impact on these markets and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. Adverse legal, regulatory or economic conditions affecting the economies of the countries in which the Portfolio conducts its business (including making investments) and any corresponding deterioration in global macro-economic conditions could have a material adverse effect on the Portfolio’s investment returns.

Because foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of the Portfolio’s assets are uninvested and no return is earned on such assets. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, in possible liability to the purchaser.

As described more fully below, the Portfolio may invest in countries with emerging or frontier economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

Depositary Receipts. American Depositary Receipts (“ADRs”) as well as other forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts may be “sponsored” or “unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs, EDRs, and GDRs are subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political, economic, and social risks of the underlying issuer’s country.

For purposes of the Portfolio’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

Financials Sector Risk. To the extent the Portfolio invests in securities and other obligations of issuers in the financials sector, the Portfolio will be vulnerable to events affecting companies in the financials industry. Examples of risks affecting the financials sector include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy, and price competition. In addition, financials companies are often more highly leveraged than other companies, making them inherently riskier.

Special Risks Regarding Emerging Markets and Frontier Emerging Markets. Investing in companies domiciled in emerging market and frontier emerging market countries may be subject to potentially higher risks than the risks associated with investments in more developed foreign countries, as described above. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities or low/non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of exchanges and broker-dealers; (iv) greater government involvement in the economy; (v) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (vi) local governments may limit or entirely restrict repatriation of invested capital, profits and dividends; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuation of the securities; (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer; (xii) heightened risk of war, conflicts, and terrorism; and (xiii) the imposition of economic sanctions, which may disrupt settlement, clearing and registration of securities, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities.

Many emerging market and frontier emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market and frontier emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation and there can be no assurance that such expropriation will not occur in the future.

Many developing countries in which the Portfolio may invest lack the social, political, and economic stability characteristics of the United States. Political instability in these developing countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market and frontier emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market and frontier emerging market countries are subject to significantly greater risks than currencies of developed countries. Many of these developing countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market and frontier emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market and frontier emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some of these developing countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, some governments within emerging markets and frontier emerging markets have become overly reliant on international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total gross domestic product. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Frontier emerging markets countries generally have smaller economies or less developed capital markets than traditional emerging markets countries, and, as a result, the risks of investing in frontier emerging market countries may be magnified in these countries.

Risks of Investing in Russia. Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of the Portfolio’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which the Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of the Portfolio to buy, sell, receive or deliver those securities and/or assets.

Special Risks Regarding Stock Connect. The Portfolio may invest in Chinese A-shares (“Stock Connect A-shares”) listed and traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect (and Shenzhen-Hong Kong Stock Connect Programs (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), the Shanghai and Shenzhen Stock Exchanges, Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”) for the establishment of mutual market access between SEHK and the Shanghai and Shenzhen Stock Exchanges. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect A-shares through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect the Portfolio’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect A-shares are generally subject to People’s Republic of China (“PRC”) securities regulations and listing rules of the Shanghai and Shenzhen Stock Exchanges, among other restrictions, and there is no certainty as to how these regulations and rules will be applied. In particular, the concept of beneficial ownership is not well-developed under PRC law. Consequently, the Portfolio’s title to Stock Connect A-shares, or the rights associated with them such as participation in corporate actions or shareholder meetings, cannot be assured, and the Portfolio may also be limited in its ability to pursue claims against the issuer of Stock Connect A-shares. In addition, foreign ownership of Chinese A-shares is subject to numerical quotas under PRC law. If the PRC’s ownership limitations are exceeded, foreign owners of Chinese A-shares, including the Portfolio, may be forced to sell its shares at inopportune times or at a loss.

In addition, Stock Connect A-shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Portfolio’s ability to invest in Stock Connect A-shares. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Portfolio. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Portfolio.

Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to whether or how such developments may restrict or affect the Portfolio’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies, or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on the Portfolio’s investments and returns.

Cyber Security and Operational Risks. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction, or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Portfolio’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement, or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact trading counterparties or issuers of securities in which the Portfolio invests, which may adversely impact such counterparties or issuers and cause the Portfolio’s investment to lose value. Similar to operational risk in general, the Fund and its service providers, including Harding Loevner, have adopted controls designed to minimize the risks associated with cyber security. However, there is a risk that these systems will not succeed (or that any remediation efforts will not be successful), especially because the Fund does not directly control the systems of the service providers to the Fund, its trading counterparties or the issuers in which the Portfolio may invest. Moreover, there is a risk that cyber attacks will not be detected.

The Portfolio’s investments or the Fund’s service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its NAV in a timely manner, including over a potentially extended period.

The Fund and its service providers are impacted by rolling quarantines and similar measures being enacted by governments in response to COVID-19 (the “Coronavirus”), which are obstructing the regular functioning of business workforces (including requiring employees to work from external locations and their homes). Accordingly, the risks described above are heightened under current conditions.

Recent Market and Economic Developments. The value of the securities in which the Portfolio invests may fluctuate in response to the prospects of individual companies, particular industry sectors or governments and/or such factors as general economic conditions, political or regulatory developments, changes in interest rates, perceived desirability of equity securities relative to other investments, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely impact the global economy. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. The recent rise of nationalist economic policies, including trade protectionism may have a negative impact on the Portfolio’s performance. It is difficult to predict when similar events or policies may affect the U.S. or global financial markets or the effects that such events or policies may have. Any such events or policies could have a significant adverse impact on the value and risk profile of a Portfolio.

Many countries have experienced outbreaks of infectious illnesses in recent decades, including the recent COVID- 19 outbreak. In December 2019, an initial outbreak of the Coronavirus was reported in Hubei, China. Since then, a large and growing number of cases have been confirmed around the world. The Coronavirus outbreak and evolving variants of Coronavirus have resulted in numerous deaths and the imposition of both local and more widespread “work from home” and other quarantine measures, mandatory closures of businesses deemed “non-essential,” border closures and other travel restrictions, a decline in consumer demand for certain goods and services, commercial disruption on a global scale, and general concern and uncertainty, all of which have caused social unrest and significant volatility in financial markets. In March 2020, the World Health Organization declared the Coronavirus outbreak a pandemic.

The ongoing spread of the Coronavirus and its variants has had, and is expected to continue to have, a material adverse impact on local economies in the affected locations and also on the global economy. Many countries have reacted by instituting quarantines and travel restrictions, which has resulted in disruptions in supply chains and adversely impacted various industries, including but not limited to retail, transportation, hospitality, and entertainment. These developments may adversely impact certain companies and other issuers in which the Portfolio invests and the value of the Portfolio’s investments therein. In addition, while we do not expect disruptions to the operations of the Adviser (including those relating to the Portfolio) or the Portfolio’s service providers, such disruptions (including through quarantine measures and travel restrictions imposed on personnel located in affected locations, or any related health issues of such personnel) could nonetheless occur. Any of the foregoing events could materially and adversely affect the Adviser’s ability to source, manage and divest investments on behalf of the Portfolio and pursue the Portfolio’s investment objective and strategies. Similar consequences could arise with respect to other infectious diseases. Given the significant economic and financial market disruptions associated with the Coronavirus pandemic, it is expected that the valuation and performance of the Portfolio’s investments may be impacted adversely. The duration of Coronavirus pandemic and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

ESG Integration. Harding Loevner seeks to achieve the best possible risk-adjusted investment returns in managing the Fund. Companies that operate with disregard for the environment, for the welfare of societies in which they conduct their business, or for sound principles of governance by which the interests of their shareholders are protected put their financial results at long-term risk. Alternatively, companies may strengthen their long-term prospects by identifying and mitigating material ESG-related risks or by taking advantage of new opportunities that may arise from material ESG-related trends. In evaluating equity securities, Harding Loevner considers ESG-related risks and opportunities explicitly. For each company under research coverage, the responsible analyst estimates the extent to which each of numerous ESG factors represents a risk that could threaten, or an opportunity that could support, the company’s long-term growth and profitability. The estimates are aggregated across ESG factors to determine an overall ESG score for the company. The ESG scorecard is a consistent framework for assessing and comparing companies’ potential ESG risks and opportunities across all industries and geographies. A company’s ESG score may affect the analyst’s long-term forecasts of its growth, profit margins, capital intensity, or competitive position. A company’s overall ESG score is also a parameter of Harding Loevner’s equity valuation model, wherein it influences the estimated duration of future cash flow growth. Portfolio managers consider ESG factors among other factors affecting risk and expected returns in choosing among companies approved by analysts.

INVESTMENT RESTRICTIONS

Fundamental.

The Portfolio’s investment objective and the following investment restrictions are fundamental and may be changed with respect to the Portfolio only by the majority vote of the Portfolio’s outstanding shares (which for this purpose and under the 1940 Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Accordingly, the Portfolio may not:

(1) with respect to 75% of a Portfolio’s total assets, invest more than 5% of its total assets in securities of any one issuer, other than securities issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer;

(2) invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies or instrumentalities;

(3) borrow money, except through reverse repurchase agreements or from a bank for temporary or emergency purposes in an amount not exceeding one third of the value of its total assets, nor will the Portfolio borrow for leveraging purposes;

(4) purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate and securities of companies that deal in real estate or mortgages) or real estate limited partnerships, or purchase or sell physical commodities or contracts relating to physical commodities; or

(5) issue senior securities (other than with respect to borrowing through the use of reverse repurchase agreements or from a bank for temporary or emergency purposes);

(6) make loans, except (a) through the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities, or (c) by lending securities to other parties, provided that no securities loan may be made, if, as a result, more than 33 1/3% of the value of its total assets would be lent to other parties;

(7) underwrite securities of other issuers;

(8) invest in companies for the purpose of exercising control or management;

(9) invest directly in interests in oil, gas or other mineral exploration or development programs or mineral leases;

(10) invest more than 10% of its total assets in warrants; or

(11) change its investment objective.

Whenever an investment policy or limitation states a maximum percentage of the Portfolio’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets, or other circumstances will not be considered when determining whether that investment complies with the Portfolio’s investment policies and limitations.

The Portfolio’s investment objective and other investment policies, unless designated as fundamental in the Prospectus or this SAI are non-fundamental and may be changed at any time by action of the Fund’s board of directors (the “Board of Directors” or the “Board”). As a non-fundamental policy, the Portfolio may not sell securities short, unless, by virtue of its ownership of other securities, the Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold short and, if such right is conditional, the short sale is made upon the same conditions. Also, as a non-fundamental policy, the Portfolio will not make any additional investments while its borrowings exceed 5% of its total assets (taken at market value). In addition, as a non-fundamental policy, the Portfolio may not invest in securities rated, at the time of investment, C or below by Moody’s, or D or below by S&P, or the equivalent as determined by the Adviser. As a non-fundamental policy, the Portfolio may not purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

MANAGEMENT OF THE FUND

Overall responsibility for management and supervision of the Fund rests with the Board of Directors. The Directors approve all significant agreements between the Fund and the persons and companies that furnish services to the Fund.

Board of Directors Composition and Leadership Structure.

The 1940 Act requires that at least 40% of the Fund’s Directors may not be “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Directors”) and, as such, may not be affiliated with Harding Loevner. To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. Currently, six of the Fund’s eight Directors are Independent Directors. The Fund’s Chairman is not an Independent Director. However, the Board has appointed Mr. R. Kelly Doherty as its Lead Independent Director. The Lead Independent Director coordinates the activities of the other Independent Directors, and performs such other duties and responsibilities as the Board of Directors may determine. The specific responsibilities of the Lead Independent Director are as follows:

•	Preside at all meetings of the Board of Directors at which the Chairman is not present, including executive sessions of the Independent Directors.

•	Call meetings of the Independent Directors, as appropriate.

•	Serve as principal liaison on Board-wide issues between the Independent Directors and the Chairman.

•	Review proposed Board meeting agendas in advance of their distribution.

•	Authorize the retention of outside advisors and consultants who report directly to Independent Directors.

The Board has considered its leadership structure in light of the services that Harding Loevner and the Fund’s other service providers provide to the Fund, and the potential conflicts of interest that could arise from these relationships, and determined that its leadership structure is appropriate for the Portfolio in that it facilitates the Directors’ performance of their oversight responsibilities with respect to the Portfolio.

Each Director who is an “interested person” of the Fund for purposes of the 1940 Act is listed below together with his or her positions with the Fund, a brief statement of his or her occupation during the past five years and any other directorships held:

Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
David R. Loevner** c/o Harding Loevner LP 1230 Ida Dr. Ste. 3 1⁄2 PO Box 383 Wilson, WY 83014 1954	Director and Chairman of the Board of Directors	Indefinite; Director and Chairman of the Board since 1996.	Harding Loevner LP, Chairman and Chief Executive Officer 1989 – present; Harding Loevner Funds, plc, Director, 2007 – present.	13	None.

Alexandra K. Lynn*** Affiliated Managers Group, Inc. 777 South Flagler Drive West Palm Beach, FL 33401 1979	Director	Indefinite; Director since 2021.	Affiliated Managers Group, Inc., 2009– present (Chief Administrative Officer, 2018 – present)	13	None.

*	Each of Mr. Loevner and Ms. Lynn is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until their respective successor is duly elected and qualified.
**	Mr. Loevner is considered an “interested person” of the Fund as defined in 1940 Act, because he serves as Chairman of Harding Loevner LP, the Fund’s investment adviser.
***	Ms. Lynn is considered an “interested person” of the Fund as defined in the 1940 Act, as a result of her position with, and interest in securities of, AMG, a control person of Harding Loevner.

Each Director who is an Independent Director is listed below together with his or her positions with the Fund, a brief statement of his or her principal occupation during the past five years and any other directorships held:

Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Carolyn N. Ainslie c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2015; Member of the Audit Committee since 2015; Co – Chairperson of the Audit Committee June – December, 2017; and Chairperson of the Audit Committee since 2018; Member of the Governance Committee since March 2018.	Bill & Melinda Gates Foundation, Chief Financial Officer, 2018 – present; Princeton University, Vice President for Finance and Treasurer, 2008 – 2018.	13	None.

Jill R. Cuniff c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1964	Director	Indefinite; Director since 2018; Member of the Audit Committee since 2018; Member of the Governance Committee since March 2018.	Retired, 2016 to present.	13	None.

R. Kelly Doherty c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2004; Lead Independent Director since 2014; Member of the Governance Committee since March 2018.	Caymen Partners (private investment vehicles), Managing Partner, 1999 – present.	13	Selective Insurance Group, Inc.

Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships
Charles W. Freeman, III c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1964	Director	Indefinite; Director since 2008; Member of the Governance Committee since March 2018.	U.S. Chamber of Commerce, Senior Vice President for Asia, 2018 – present; Bower Group Asia, Managing Director, China, December 2016 –2017.	13	None.

Jason Lamin c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1974	Director	Indefinite; Director since 2021; Member of the Audit Committee since 2021; Member of the Governance Committee since 2021.	Lenox Park Solutions, Inc. (FinTech Company), Founder and Chief Executive Officer, 2009 – present.	13	None.

Eric Rakowski c/o Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1958	Director	Indefinite; Director since 2008; Chairman of the Governance Committee since March 2018.	University of California at Berkeley School of Law, Professor, 1990 – present.	13	AMG Funds (46 portfolios); AMG Pantheon Fund (1 portfolio); AMG Pantheon Master Fund (1 portfolio); AMG Pantheon Subsidiary Fund, LLC (1 portfolio); Parnassus Funds (5 portfolios).

Except as otherwise indicated, the address of each Director is: c/o Harding Loevner LP 400 Crossing Boulevard, Fourth Floor, Bridgewater, NJ 08807.

Additional information about each Director follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes, or skills that each Director possesses which the Board of Directors believes has prepared the Director to be an effective Director. The Board believes that the significance of each Director’s experience, qualifications, attributes, or skills is an individual matter (meaning that experience that is important for one Director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Director, or particular factor, being indicative of Board effectiveness. However, the Board believes that Directors need to have the ability to critically review, evaluate, question, and discuss information provided to them, and to interact effectively with Fund management, service providers, and counsel, in order to exercise effective business judgment in the performance of their duties. The Board of Directors believes that its members satisfy this standard. Relevant experience may be achieved through a Director’s educational background; business, professional training, or practice; public service or academic positions; experience from service as a board member (including as a member of the Board of Directors of the Fund) or as an executive officer of funds, public companies, or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Directors are counseled by their own independent legal counsel (“Independent Counsel”), who participates in Board of Directors meetings and interacts with Harding Loevner, and also may benefit from information provided by the Fund’s or Harding Loevner’s counsel. Both the Independent Counsel and Fund counsel have significant experience advising funds and fund board members. The Board of Directors and its committees have the ability to engage other experts as appropriate. The Board of Directors evaluates its performance on an annual basis.

David R. Loevner. Mr. Loevner has served as a Director and Chairman of the Board of Directors since 1996. Mr. Loevner is the Chairman and Chief Executive Officer of Harding Loevner LP, the Fund’s investment adviser, and has served in that capacity since 1989. Mr. Loevner also serves as a director of several other investment funds. Mr. Loevner has over 40 years of experience in the investment management industry. Prior to establishing Harding Loevner LP, he served in senior roles with Rockefeller and Co. and with the World Bank. He serves on the Goucher College Endowment Committee and as chair of the Worcester College Oxford Endowment Trust and previously served as a director of the Princeton University Investment Company and as chair of the Daniel M. Sachs Scholarship.

Alexandra K. Lynn. Ms. Lynn has served as a Director of the Fund since 2021. Ms. Lynn is Chief Administrative Officer of AMG, responsible for managing AMG’s corporate administration, information technology, corporate communications, and global facilities areas. Ms. Lynn also serves as President of AMG’s charitable gift foundation. Prior to joining AMG in 2009, she held roles in the global portfolio trading area of the institutional equity business, corporate strategy, and investment banking at Merrill Lynch & Co. Ms. Lynn received an A.B. from Princeton University and an M.B.A. from each of Columbia Business School and London Business School.

Carolyn N. Ainslie. Ms. Ainslie has served as a Director of the Fund since 2015. Since October 2018, she has served as the Chief Financial Officer of the Bill & Melinda Gates Foundation. Ms. Ainslie has served as Vice President for Finance and Treasurer of Princeton University from 2008 to 2018. Prior to that, she was Vice President for Planning and Budget at Cornell University from 1998 to 2008. Ms. Ainslie also served on the Princeton University Investment Company Board in her role as CFO of Princeton University. She also serves on various non-profit boards.

Jill R. Cuniff. Ms. Cuniff has served as Director of the Fund since January 2018. Previously, Ms. Cuniff served as President and Director of Edge Asset Management, as Director of Claritas Investments and as an active board member for Morley Financial Services and Union Bond & Trust Company. Ms. Cuniff has also served as a board member of non-profit organizations. She has served as Board Governor of the Montana State University Alumni Foundation since 2015, and she was a board member of the Portland Youth Philharmonic from 2006 to 2009.

R. Kelly Doherty. Mr. Doherty has served as a Director of the Fund since 2004. He is the founder and managing partner of Caymen Partners, a private investment firm formed in 1998. Previously, Mr. Doherty was vice chairman at Bankers Trust Company and a member of the firm’s management committee. Mr. Doherty also serves as a Director of Selective Insurance Group, Inc. (SIGI) where he is the Chairman of the Finance Committee and a member of the Audit Committee. Mr. Doherty has also served as a board member of Cyota, Inc., the Bendheim Center for Finance at Princeton University, KCPS/Clarity, L.P. Thebault Co, Princeton University National Annual Giving Committee and the Peck School.

Charles W. Freeman, III. Mr. Freeman has served as a Director of the Fund since 2008. Since 2018, has served on the U.S. Chamber of Commerce as the Senior Vice President for Asia. He previously served as the Managing Director, China, of Bower Group Asia since December from 2016 to 2017. He previously was an International Principal at Forbes-Tate, LLC (2014 to 2016). Mr. Freeman also served as the Vice President of Rock Creek Global Advisors, LLC since 2013. Prior to that time, Mr. Freeman served as the Vice President of Global Public Policy and Government Relations of PepsiCo (2011 to 2013). He also held the Freeman Chair in China Studies at the Center for Strategic and International Studies (“CSIS”) (2007 to 2011) and served as a Board Member of the National Committee on US-China Relations (2007 to 2009 and 2010). Prior to CSIS and the National Committee, he served as managing director of the China Alliance, a collaboration of law firms that help clients devise trade, investment, and government relations strategies in the United States and China. Mr. Freeman also has served as assistant U.S. trade representative for China affairs, international affairs counsel to Senator Frank Murkowski (R-Alaska) and as a securities lawyer and venture capitalist concentrating on developing markets in Asia and Eastern Europe.

Jason Lamin. Mr. Lamin has served as a Director of the Fund since 2021. Mr. Lamin is the co-founder and Chief Executive Officer of Lenox Park Solutions, Inc., a corporation organized in 2009 to provide investment consulting that transitioned to a financial technology firm in 2013. Previously, Mr. Lamin was a Director with the Fixed Income Structured Credit Group and an Analyst in the Financial Institutions Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated. Mr. Lamin also serves on multiple Advisory Boards of his alma mater, The University of Texas at Austin. In addition, he has served as a Private Section Delegate of the United Nations since 2009 and as Co-Chair of the SDG Anti-bribery & Anti-corruption Working Group for the Office of Special Advisors on Africa and Office of the President of the United Nations General Assembly.

Eric Rakowski. Mr. Rakowski has served as a Director of the Fund since 2008. He has been a Professor at the University of California at Berkeley School of Law since 1990. Previously, he worked as a corporate tax attorney at Davis Polk & Wardwell. Mr. Rakowski also serves as a trustee of other investment funds.

Standing Board Committees. The Board has two standing committees, the Audit Committee and Governance Committee of the Board of Directors (the “Audit Committee” and “Governance Committee”, respectively).

The Audit Committee consists of three Directors, Ms. Ainslie, Ms. Cuniff and Mr. Lamin, each of whom is an Independent Director. The function of the Audit Committee is to: (i) oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Fund’s financial statements and the independent audit thereof; and (iii) liaise between the Fund’s independent registered public accounting firm and the full Board. The Audit Committee met [    ] times during the fiscal year ended October 31, 2022.

The Governance Committee consists of the six Independent Directors, with Mr. Rakowski serving as the Chair of the Committee. The function of the Governance Committee is to: (i) oversee the processes of the Board for reviewing and approving the Fund’s investment advisory agreements; (ii) assist the Board in matters involving mutual fund governance, including the Board’s self-assessment, the structure and membership of Board committees, and the selection and retention of Independent Directors; and (iii) consider and make recommendations to the board regarding the compensation of members of the Board and of the members and chairs of any constituent committees of the Board. The Governance Committee met [    ] times during the fiscal year ended October 31, 2022.

The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws. The Committee consists of all the members of the Audit Committee. The Qualified Legal Compliance Committee [did not hold any meetings] during the fiscal year ended October 31, 2022.

At this time, Harding Loevner does not have a policy regarding the consideration of any director candidates recommended by shareholders. The need for additional Directors occurs infrequently, but when the addition of a new Director is considered desirable, the Governance Committee shall review potential candidates and make recommendations to the full Board regarding suitable nominees.

Board of Directors’ Oversight of Risk Management. The Board of Directors’ role in the management of the Fund is in the nature of oversight, rather than day-to-day responsibility. As is the case with virtually all investment companies, the Funds’ service providers are responsible for the day-to-day management of the Portfolio, including responsibility for risk management (e.g., management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk, reputational risk, and operational risk, among others). As part of its oversight function, the Board oversees the risk mitigation efforts implemented by the Fund’s service providers, and has emphasized to them the importance of maintaining vigorous risk management. In addition, at the direction of the Board, Fund management annually conducts a comprehensive review of the risk management process relating to the operation of the Fund and reports its findings to the Board.

The Board has appointed a Chief Compliance Officer for the Fund, who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers. Additionally, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of the Fund’s service providers, including Harding Loevner’s Chief Investment Officer, Harding Loevner’s Chief Compliance Officer and the Fund’s portfolio management personnel. The Independent Directors also meet at least quarterly with the Fund’s Chief Compliance Officer in a closed session at which no persons affiliated with Harding Loevner ordinarily are present. The Board also receives periodic presentations from personnel of Harding Loevner and the Fund’s other service providers regarding risk management generally, as well as periodic presentations regarding specific investment, operational or compliance areas, such as counterparty credit, business continuity, anti-money laundering, identity theft, valuation, and personal trading. In addition, the Board receives reports from counsel to the Fund and the Independent Counsel regarding regulatory compliance and governance matters.

Board oversight of risk management is also performed by the Board’s committees. The Board’s Audit Committee meets during its scheduled meetings with the Fund’s independent registered public accounting firm and the Fund’s Chief Financial Officer. The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and controls and valuation risks.

To the extent necessary between regularly scheduled Board and committee meetings, appropriate representatives of Harding Loevner communicate with the Lead Independent Director and the Chairperson of the Audit Committee regarding the Fund’s risk management. As appropriate, the Directors confer among themselves or with the Fund’s Chief Compliance Officer, representatives of Harding Loevner or other service providers, Fund counsel or the Independent Counsel to identify and review risk management issues.

The Fund, Harding Loevner, and other service providers of the Fund have adopted a variety of policies, procedures, and controls designed to address certain risks of the Portfolio related to the Portfolio’s investments and objectives and also operational and compliance risks of the Fund and its service providers, including business continuity, anti-money laundering, identity theft, valuation, and personal trading. Different policies, procedures, and controls are employed with respect to different types of risks. However, not all risks that may affect the Fund can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. Moreover, the policies, procedures, and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Board, the Fund, Harding Loevner, or the Fund’s other service providers. Additionally, it is necessary for the Portfolio to bear certain risks (e.g., investment related risks) in order to seek its investment objective. As a result, the Fund’s ability to manage risk is subject to substantial limitations. The Board’s oversight role does not make the Board or any Director a guarantor of the Fund’s investments or activities, and the Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years and any positions held with affiliates of the Fund:

Name, Address and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years
Richard T. Reiter Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1966	President	1 year; since 2011	Harding Loevner LP, President and Chief Operating Officer, 1996 – present.

Tracy L. Dotolo Foreside Management Services, LLC 10 High Street, Suite 302 Boston, MA 02110 1976	Chief Financial Officer and Treasurer	1 year; since 2019	Senior Director at Foreside Management Services, LLC, 2016 – present.

Aaron J. Bellish Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1979	Assistant Treasurer	1 year; since 2012	Harding Loevner LP, Chief Operating Officer, 2021 – present; Chief Financial Officer, 2012 – 2021.

Derek A. Jewusiak The Northern Trust Company 333 South Wabash Avenue Chicago, IL 60604 1971	Assistant Treasurer	1 year; since 2013	The Northern Trust Company, Vice President, 2012 – present.

Lisa Togneri Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1976	Assistant Treasurer	1 year; since 2021	Harding Loevner LP, Chief Financial Officer, 2021 – present; Deputy Chief Financial Officer, 2019 – 2021; Soundlink Partners, Chief Financial Officer and Chief Operating Officer, 2015-2019.

Ryan Bowles Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1988	Assistant Treasurer	1 year; since 2019	Harding Loevner LP, Product Manager, 2010 – present.

Lisa R. Price Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1979	Assistant Secretary	1 year; since 2019	Harding Loevner LP, Counsel, 2019 – present; Oak Hill Advisors, LP, Principal, Associate General Counsel and Chief Compliance Officer (OHAI), January 2019 – August 2019, Vice President, Associate General Counsel and Chief Compliance Officer (OHAI), 2015 – 2018.

Brian D. Simon Harding Loevner LP 400 Crossing Boulevard Fourth Floor Bridgewater, NJ 08807 1962	Chief Compliance Officer, Anti-Money Laundering Compliance Officer, and Assistant Secretary	1 year; since 2016, 2016 and 2015 respectively	Harding Loevner LP, General Counsel, 2014 – present; Chief Compliance Officer, 2021 – present.

Marcia Y. Lucas The Northern Trust Company 333 South Wabash Avenue Chicago, IL 60604 1967	Secretary, December 2018 – present; Assistant Secretary, 2011 – November 2018	1 year; since 2011	The Northern Trust Company, Senior Vice President, 2015 – present.

*

Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

There is no family relationship among any of the Directors or officers listed above.

The following table sets forth the aggregate dollar range of equity securities beneficially owned by each Director in the Fund’s Portfolios as of [December 31, 2021]:

Name of Director	Dollar Range of Equity Securities in The Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
David R. Loevner	International Small Companies Portfolio: Over $100,000	Over $100,000

Carolyn N. Ainslie	International Small Companies Portfolio: None	$10,001-$50,000

Jill R. Cuniff	International Small Companies Portfolio: $50,001-$100,000	Over $100,000

R. Kelly Doherty	International Small Companies Portfolio: Over $100,000	Over $100,000

Charles W. Freeman, III	International Small Companies Portfolio: $10,001-$50,000	Over $50,000

Jason Lamin	International Small Companies Portfolio: None	$10,001-$50,000

Alexandra K. Lynn	International Small Companies Portfolio: None	None

Eric Rakowski	International Small Companies Portfolio: Over $100,000	Over $100,000

As of [    ], the Directors and officers of the Fund collectively owned less than 1% of the Portfolio’s shares outstanding. No employee of Harding Loevner, AMG, The Northern Trust Company (“Northern Trust”), or Foreside Management Services, LLC (“FMS”) receives any compensation from the Fund for acting as an officer or Director of the Fund. As of September 8, 2010, the Fund has contracted with FMS to provide its Chief Financial Officer and Treasurer. The Fund has engaged Foreside Fund Officer Services, LLC to provide compliance support to the Fund’s Chief Compliance Officer (“CCO”).

Since January 1, 2022, the Fund pays each Independent Director who is not a director, officer or employee of Harding Loevner, AMG, Northern Trust, FMS, Quasar, or any of their affiliates, a fee of $10,000 for each quarterly meeting attended, and a fee of $2,000 for each special meeting attended. Each Independent Director receives an annual retainer of $120,000, which is paid in quarterly installments at the end of each quarter, and the Lead Independent Director receives an additional retainer of $25,000. In addition, (i) the Chairperson of the Audit Committee receives an annual retainer of $15,000, and each Audit Committee member receives a fee of $3,000 for each Audit Committee meeting attended; and (ii) the Chairperson of the Governance Committee receives an annual retainer of $15,000.

By virtue of the responsibilities assumed by Harding Loevner, Northern Trust, FMS, and Quasar and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees.

The following table sets forth information regarding compensation of the Directors of the Fund for the fiscal year ended [October 31, 2022].

Director	Aggregate Compensation From Fund			Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
David R. Loevner*		$0		$0	$0		$0
Carolyn N. Ainslie	$	[	]	$0	$0	$	[	]
Jill R. Cuniff	$	[	]	$0	$0	$	[	]
R. Kelly Doherty	$	[	]	$0	$0	$	[	]
Charles W. Freeman, III	$	[	]	$0	$0	$	[	]
Jason Lamin	$	[	]	$0	$0	$	[	]
Alexandra K. Lynn*		$0		$0	$0		$0
Eric Rakowski	$	[	]	$0	$0	$	[	]

*	Each of Mr. Loevner and Ms. Lynn are considered an “interested person” of the Fund as defined in the 1940 Act.

CODES OF ETHICS

Rule 17j-1 under the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds and their investment advisers and principal underwriters to adopt a code of ethics and to report periodically to the Board of Directors on issues raised under its code of ethics. To assure compliance with these restrictions, the Fund, the Adviser, and Quasar each have adopted and agreed to be governed by a code of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees. The codes of ethics of the Fund, the Adviser, and Quasar permit covered employees to engage in personal securities transactions that avoid actual or potential conflicts of interest with the Fund including securities that may be purchased or held by the Fund.

The Fund’s and the Adviser’s codes of ethics are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to Harding Loevner, subject to the Board of Directors’ oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. Harding Loevner has adopted its own proxy voting policies and guidelines for this purpose (“Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of Harding Loevner and its affiliates. The Proxy Voting Procedures are provided in Appendix A to this SAI.

Information regarding how the Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022 will be available on the Fund’s website at http://www.hardingloevnerfunds.com and the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2022, to the Fund’s knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Portfolios set forth below. Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of a Portfolio, it may be deemed to “control” such Portfolio within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Portfolio to take actions requiring the affirmative vote of holders of a plurality or majority of the Portfolio’s shares without the approval of the controlling shareholder. In addition, redemptions by large shareholders of their holdings in a Portfolio may impact the Portfolio’s liquidity and net asset value. Such redemptions may also force a Portfolio to sell securities during unfavorable market conditions, and may negatively impact a Portfolio’s brokerage and tax costs.

Portfolio	Name and Address of Beneficial Owner	Percentage	Parent Company	Jurisdiction

INVESTMENT ADVISER

Harding Loevner provides services to the Fund. AMG, an investment holding company with stakes in a diverse group of boutique investment firms, holds a majority interest in Harding Loevner. The remaining interest is held by a broad group of Harding Loevner’s professionals. Harding Loevner is governed by its senior employees and conducts its business independently. The terms of the investment advisory agreement between the Fund, on behalf of the Portfolio, and Harding Loevner (the “Advisory Agreement”), obligate Harding Loevner to provide investment advisory and portfolio management services to the Portfolio. Harding Loevner is a registered investment adviser organized in 1989. Harding Loevner also provides investment advisory services to private investors and institutions.

David R. Loevner, Director and the Chairman of the Board of Directors of the Fund, is the Chief Executive Officer of Harding Loevner and the President of its managing member. Richard T. Reiter, President of the Fund, is the President of Harding Loevner. Aaron J. Bellish, Assistant Treasurer of the Fund, is the Chief Operating Officer of Harding Loevner, Lisa Togneri, Assistant Treasurer of the Fund, is the Chief Financial Officer of Harding Loevner. Ryan Bowles, Assistant Treasurer of the Fund, holds the position of Product Manager at Harding Loevner. Brian D. Simon, Chief Compliance Officer and Anti-Money Laundering Compliance Officer and Assistant Secretary of the Fund, is the General Counsel and Chief Compliance Officer of Harding Loevner. Lisa R. Price, Assistant Secretary of the Fund, holds the position of Counsel at Harding Loevner.

The investment advisory agreement for the International Small Companies Portfolio became effective on August 26, 2009. The Advisory Agreement is effective for an initial two-year period. Thereafter, the Advisory Agreement is effective for successive annual periods, so long as such continuance is specifically approved at least annually by (a) the Board of Directors or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement is terminable without penalty on not less than 60 days’ notice by the Board of Directors or by a vote of the holders of a majority of the Portfolio’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by Harding Loevner. The Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Harding Loevner pays all of its own expenses arising from the performance of its obligations under the Advisory Agreement. Under the Advisory Agreement, Harding Loevner also pays all executive salaries and expenses of the Directors and officers of the Fund who are employees of Harding Loevner or its affiliates, and office rent of the Fund. Subject to the expense reimbursement provisions described in the Prospectus for the Portfolio under “Portfolio Fees and Expenses,” other expenses incurred in the operation of the Portfolio are borne by the Portfolio, including, without limitation, investment advisory fees and administration fees, brokerage commissions, interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, dividend disbursing agents and registrars, payment for portfolio pricing or valuation service to pricing agents, accountants, bankers and other specialists, if any, taxes and government fees, cost of stock certificates, and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares of the Fund under federal and state laws and regulations, expenses of printing and distributing reports, notices, dividends and proxy materials to existing shareholders, expenses of printing and filing reports and other documents filed with governmental agencies, expenses of annual and special shareholders’ meetings, expense of printing and distributing prospectuses, fees and expenses (including travel expenses relating to Fund business) of Directors of the Fund who are not employees of Harding Loevner or its affiliates, insurance premiums, and extraordinary expenses such as litigation expenses. Notwithstanding the Advisory Agreement, Harding Loevner has also agreed to pay the expense relating to the Fund’s Treasurer. Fund expenses directly attributable to a Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the Portfolios of the Fund in relation to the net assets of the Portfolio.

For the services described in the Advisory Agreement, the Portfolio has agreed to pay Harding Loevner an advisory fee at the annual rate set forth in the below table:

Advisory fee payable by Portfolio to the Adviser (as a % of average daily net assets)
	First $1 billion of assets		Next $1 billion of assets		Next $1 billion of assets		Over $3 billion of assets		Over $4 billion of assets		Over $5 billion of assets
International Small Companies	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

With respect to the Portfolio set forth in the table below, Harding Loevner has contractually agreed to waive a portion of its management fees and/or reimburse the Portfolio for its other operating expenses to the extent necessary to prevent the Portfolio’s Total Annual Operating Expenses (excluding any expenses attributable to (1) dividend expense, borrowing costs and interest expense relating to short sales and (2) interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the fee waiver and/or expense reimbursement percentage applicable to the Portfolio. The waiver and reimbursement arrangements with respect to the Portfolio are expected to continue until at least February 28, 2023. The fee waiver and/or expense reimbursement percentages applicable to the Portfolio is set forth in the following table.

Portfolio	Class	Contractual Fee Waiver and/or Expense Reimbursement Percentage (based on average daily net assets)
International Small Companies	Institutional Class Z	[	]%

[For the last three fiscal years the amount of advisory fees paid by the Portfolio was as follows:

Portfolio	Gross	Waiver and/or Expense Reimbursement	Net
International Small Companies Portfolio
Year ended 10/31/21	$5,049,738	$(105,484)	$4,944,254
Year ended 10/31/20	$3,869,166	$(668,582)	$3,200,584
Year ended 10/31/19	$2,628,637	$(560,742)	$2,067,895	]

The following table provides information relating to other accounts managed by the Fund’s portfolio managers as of [October 31, 2022].

Portfolio Managers[1]	RICs[2]		Other Pooled Accounts[3]		Other A/Cs4
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Jafar Rizvi	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Anix Vyas	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

[1]	Because Harding Loevner manages strategies with a team approach, accounts and associated assets appear multiple times for each team member.
[2]

Regulated investment companies (“RICs”) include all Portfolios of the Fund, as well as assets sub-advised for third parties such as collective investment trusts and undertakings for collective investments in transferable securities.

[3]	Other Pooled Accounts include unregistered funds offered by Harding Loevner and those sub-advised for third parties.
[4]	Other A/Cs include all accounts not included within RICs or Other Pooled Accounts.

The following table provides information relating to other accounts managed by the Fund’s portfolio managers as of [October 31, 2022], that have advisory fees based on the performance of the account managed.

Portfolio Managers	RICs		Other Pooled Accounts		Other A/Cs
	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed	Number of Accounts	Total Assets of Accounts Managed
Jafar Rizvi	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Anix Vyas	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

The Fund’s portfolio managers may manage other accounts with investment strategies similar to those of the Portfolio of the Fund, which may suggest the potential for conflicts of interests. The Fund’s portfolio managers may participate personally in some pooled accounts, including the Portfolio of the Fund. In addition, Harding Loevner may charge varying fees to different accounts managed by the Fund’s portfolio managers. Harding Loevner may manage accounts with variable fees based on performance. Theoretically, these features could create an incentive for the portfolio manager to favor the higher or variable fee accounts, or accounts in which he or she participates, which may not include the Fund. However, the Fund does not anticipate that management by a Fund portfolio manager of other accounts with a similar investment strategy would conflict with management of the Portfolio of the Fund because security selection across all accounts managed with a common strategy is conducted in accordance with a single model portfolio. Harding Loevner’s compliance committee verifies that all accounts are managed in accordance with their respective model portfolios to ensure that no client of Harding Loevner, including the Fund, is systematically disadvantaged with respect to the allocation of investment opportunities. Further, Harding Loevner has adopted trade allocation procedures that provide for the equitable and impartial allocation of partial executions of aggregated trades.

[Portfolio Manager Compensation (as of October 31, 2022).

Portfolio managers are either employees or limited partners of Harding Loevner. Harding Loevner’s compensation committee determines their compensation, comprised of a fixed salary (or guaranteed payment, in the case of limited partners) and an annual cash bonus. Salary or guaranteed payment level is determined by taking into account the portfolio manager’s qualifications, experience, length of service, and overall level of responsibility within Harding Loevner’s business, including the number, variety, and asset size of investment strategies managed as well as other duties. Based upon similar criteria, from time to time, portfolio managers may also be granted deferred equity-linked incentive compensation or given the opportunity to purchase limited partnership interests in Harding Loevner. The amount of annual cash bonus award is based upon an assessment of the portfolio manager’s achievement over the preceding year of agreed upon objectives, including the investment performance of the Portfolio as measured against the Portfolio’s benchmark index, MSCI All Country World ex-U.S. Small Cap net Index.]

All portfolios managed according to a particular strategy (e.g., global equity, international equity, international small companies, emerging markets, frontier emerging markets) are managed uniformly. Hence, for purposes of determining compensation, portfolio manager performance is measured at the level of the strategies, or portions thereof, for which the portfolio manager is responsible, rather than at the level of individual portfolios or accounts. Performance of each strategy is measured relative to its respective passive market benchmark over the trailing 12 months.

The following table includes the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio managers as of [October 31, 2021].

Name of Portfolio Manager	Dollar Range of Equity Securities In the Fund

Peter J. Baughan	International Small Companies Portfolio: None

Edmund Bellord	International Small Companies Portfolio: None

Pradipta Chakrabortty	International Small Companies Portfolio: None

Scott Crawshaw	International Small Companies Portfolio: $10,001 – $50,000

Sergey Dubin	International Small Companies Portfolio: $50,001-$100,000

Jingyi Li	International Small Companies Portfolio: None

Bryan Lloyd	International Small Companies Portfolio: None

Christopher Mack	International Small Companies Portfolio: $50,001 – $100,000

Babatunde Ojo	International Small Companies Portfolio: None

Jafar Rizvi	International Small Companies Portfolio: $100,001 – $500,000

Ferrill D. Roll	International Small Companies Portfolio: $100,001 – $500,000

Richard Schmidt	International Small Companies Portfolio: None

Moon Surana	International Small Companies Portfolio: None

Patrick Todd	International Small Companies Portfolio: None

Anix Vyas	International Small Companies Portfolio: $100,001 – $500,000

Andrew West	International Small Companies Portfolio: None

Wenting Shen	International Small Companies Portfolio: None

DISTRIBUTION OF FUND SHARES

Quasar serves as principal underwriter of the Portfolio pursuant to a distribution agreement (the “Distribution Agreement”) initially approved by the Board of Directors. Quasar’s address is Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202. The Fund and Quasar have agreed to indemnify one another against certain liabilities. Quasar furnishes the services of its personnel to carry out its obligations under the Distribution Agreement at its own expense and without cost to the Fund. Under the Distribution Agreement, Quasar is responsible for selling shares on a best efforts basis, as agent for the Fund, but is not obligated to sell any certain number of shares. Quasar may, in its discretion, enter into agreements with qualified broker-dealers in order for such broker-dealers to sell shares of the Fund. Quasar receives compensation in the amount of $7,000 per Portfolio, plus a CPI increase, per annum, to be paid no less frequently than monthly. Quasar will also be compensated for out-of-pocket expenses reasonably incurred in performance of its duties under the Distribution Agreement. The Distribution Agreement continues for successive annual periods only if its continuance is approved annually by a majority of the Independent Directors who are not parties to the Agreement or “interested persons” of any such party and either by votes of a majority of the Directors or a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund.

In addition, your financial intermediary may charge fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Portfolio or a particular share class over other portfolios or share classes.

ADMINISTRATOR

Pursuant to its terms, and effective as of June 14, 2010, the Fund Administration and Accounting Services Agreement dated June 2, 2010, as amended (the “Administration Agreement”) between the Fund and Northern Trust, as Administrator, requires Northern Trust to provide certain accounting, clerical, and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. The Administration Agreement will remain in effect for successive annual periods and will automatically continue unless terminated on notice. The following chart sets forth fees paid by the Portfolio to Northern Trust pursuant to the Administration Agreement during the last three fiscal years.

Portfolio	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
International Small Companies	$160,635	$115,727	$82,928

PORTFOLIO TRANSACTIONS

The Advisory Agreement authorizes Harding Loevner to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs Harding Loevner to use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions for the Portfolio. Harding Loevner will consider the full range and quality of services offered by the executing broker or dealer when making these determinations and accounts may pay more than the lowest commission as a result. Neither Harding Loevner nor any of its officers, affiliates or employees will act as principal or receive any compensation from the Portfolio in connection with the purchase or sale of investments for the Portfolio.

Some securities considered for investment by the Portfolio also may be appropriate for other clients advised by Harding Loevner. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients advised by Harding Loevner is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Harding Loevner, as the case may be. Although there is no specified formula for allocating such transactions, the various allocation methods used by Harding Loevner, and the results of such allocations, are subject to the oversight by Harding Loevner’s Chief Compliance Officer and periodic review by the Fund’s Chief Compliance Officer.

Brokers are selected on the basis of their overall assistance in terms of execution capabilities and research services, provided that their commission schedules are competitive with other firms providing similar services. The types of research received from brokers include print and electronic publications such as business news, company research, industry research, economic research, strategy research, and historical market data and other research services such as company meetings, investment conferences, analyst calls and meetings, and research travel logistics. The source of the above types of research can be either proprietary or third-party. The Board of the Fund has adopted procedures pursuant to Rule 12b-1(h) regarding the usage of brokers that promote or sell shares of the Portfolio (a “selling broker dealer”) to execute portfolio securities transactions. These procedures are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers from taking a broker-dealer’s promotional or sales efforts into account as part of the selection process; and (2) the Fund, Harding Loevner, or Quasar from entering into an agreement under which the Fund directs brokerage transactions (or revenue generated by those transactions) to a selling broker-dealer to pay for distribution of the Fund’s shares. The Fund is permitted to utilize selling broker-dealers to execute portfolio transactions provided that these selling efforts are not considered in the selection process and the Fund’s procedures are followed.

The Portfolio invests outside the United States and anticipates that its brokerage transactions involving non-U.S. securities of companies domiciled in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although the Portfolio seeks the best net results in effecting its portfolio transactions, transactions on non-U.S. exchanges may be subject to fixed commissions that are higher than commissions on transactions on U.S. exchanges.

No trades will be executed with Harding Loevner, its affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities, except Harding Loevner may effect cross-trades provided that they are conducted at market price and absent any commission.

For the last three fiscal years the amount of brokerage commissions paid by the Portfolio was as follows:

Portfolio	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
International Small Companies	$135,281	$149,377	$153,624

Portfolio Holdings Information

Generally, the Fund views holdings information as sensitive and discloses information about portfolio holdings only in accordance with guidelines approved by the Board of Directors and designed to permit only disclosures that are consistent with the best interest of the Portfolio’s shareholders. No current or potential investor shall be provided information about portfolio holdings on a preferential basis in advance of the provision of that information to other investors.

Portfolio holdings information will be released under the circumstances described below. The receiving parties are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the policies and procedures adopted by the Fund regarding selective disclosure of portfolio holdings will protect the Fund from potential misuse of that information by the receiving parties. Other than as noted below, the Fund has no ongoing arrangements to make portfolio information available.

1. As required by applicable laws, rules or regulations, including the quarterly filing of a complete schedule of the Fund’s portfolio holdings on Form N-CSR or as an exhibit to its reports on Form N-PORT.

2. As appropriate for legitimate business purposes of the Fund, including: (i) to the Fund’s auditors for use in providing audit opinions; (ii) to financial printers for the purpose of preparing Fund regulatory filings; (iii) for the purposes of due diligence regarding a merger or acquisition; (iv) to rating agencies for use in developing a rating for the Fund (Lipper, monthly disclosure of portfolio holdings, provided on sixth business day after month-end; Morningstar, quarterly disclosure of full portfolio holdings sixth business day after quarter end); (v) to consultants, for use in providing asset allocation advice or client service; (vi) to service providers, such as proxy-voting service providers and portfolio-management database providers; (vii) for purposes of effecting in-kind redemptions of Fund shares; and (viii) to commercial publishers of mutual fund data, provided the recipients of the information in each of (i)-(viii) are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. Portfolio holdings information will be disclosed to a service provider to the extent and as frequently as necessary to allow such service provider to perform its duties and responsibilities which may be immediate with no lag time.

3. An officer of the Fund may determine that selective disclosure of portfolio holdings information is appropriate under circumstances other than those listed above where the officer believes there is a legitimate business purpose for doing so and the recipient of the information has a duty of confidentiality, including a duty not to trade on the nonpublic information. The determination and considerations will be documented and retained by such officer and a copy shall be provided to the Fund’s Chief Compliance Officer and the Board to ensure that there are no conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter on the other.

Shareholders of the Fund shall be treated alike in terms of access to portfolio holdings information, which, except as outlined above, shall not be disclosed to any investor prior to the time the same information is disclosed publicly. Portfolio Holdings information as of each calendar quarter end is available to shareholders on the Fund’s website.

This information is available no sooner than five (5) business days after the applicable calendar quarter end. Shareholders may also request a written copy of the portfolio holdings information directly from the Adviser.

No person or entity, including officers of the Fund or employees of the Adviser or other service providers of their affiliates, receives any compensation in connection with the disclosure of portfolio holdings information.

Certain other additional information about the Portfolio is available publicly on the website for AMG Funds, www.amgfunds.com. The Fund has entered into an agreement with AMG Distributors, Inc., an affiliate of Harding Loevner, to provide certain distribution assistance to the Fund. The information available on AMG Funds’ website may include, among other things, top ten holdings, top ten contributors to and detractors from performance, and statistical information derived from portfolio holdings.

CAPITAL STOCK INFORMATION

The authorized capital stock of the Fund consists of [8,800,000,000] shares with $.001 par value, of which [ ] shares are allocated to the Portfolio. Holders of shares of the Portfolio have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of NAV held by a shareholder. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at NAV at the option of the shareholder. Shares have no preemptive or conversion rights. The Board of Directors of the Fund, under Maryland General Corporation Law, is authorized to establish more than one class of shares for the Portfolio. Currently, the Board of Directors has authorized the creation of Institutional Class Z shares of the Portfolio

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will be unable to elect any person or persons to the Board of Directors.

NET ASSET VALUE

The NAV per share of the Portfolio is calculated as of the close of business (normally 4:00 p.m. New York Time) on days when the New York Stock Exchange is open for business, except when trading is restricted (a “Business Day”). The Portfolio determines its NAV by subtracting the Portfolio’s liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio’s investments and other assets, and dividing the result by the total issued and outstanding shares of the Portfolio.

Pricing Methodology:

In determining the Fund’s NAV, each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities are valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention.

Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean, or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent).

Fixed-Income Evaluations:

U.S. corporate bonds, municipal bonds, and government bonds are valued at the latest evaluated institutional bid price as determined by the Fund’s accounting agent. Foreign fixed-income instruments are valued at the latest evaluated institutional mean price as determined by the Fund’s accounting agent.

Short-Term Instruments:

Short-term obligations with maturities of 60 days or less are typically valued at amortized cost, which constitutes fair value as determined by the Fund’s Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Portfolio and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Currency Conversion:

Quotations of foreign securities denominated in a foreign currency are converted to a U.S. dollar-equivalent at exchange rates obtained from an automated pricing service at the mean rate.

Closed Markets:

Foreign securities in the Portfolio may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio may change on days when shareholders will not be able to buy or sell their shares.

Fair Valuation:

Since trading in many foreign securities is normally completed before the time at which the Portfolio calculates its NAV, the effect on the value of such securities held by the Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board of Directors has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to one. Thus, use of these quantitative models could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in “time zone arbitrage”, i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolio.

Additionally, any securities for which market quotations are not “readily available,” as defined by Rule 2a-5 under the 1940 Act (“Rule 2a-5”), are priced by Harding Loevner, as valuation designee, at “fair value as determined in good faith” pursuant to Rule 2a-5 in accordance with procedures approved by and under the general supervision of the Board of Directors.

As of the date of this SAI, the following holidays are not considered Business Days: New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

TAX CONSIDERATIONS

The following summary of tax consequences, which does not purport to be complete, is based on U.S. federal tax laws and regulations in effect on the date of this SAI, which are subject to change by legislative or administrative action.

Qualification as a Regulated Investment Company.

The Portfolio intends to qualify to be treated as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a RIC, the Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, income from certain publicly traded partnerships, or other income derived from its business of investing in securities (the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Portfolio’s total assets is invested in the securities of (A) any one issuer (other than U.S. Government Securities or the securities of other RICs) (B) two or more issuers that are controlled, as determined under applicable tax rules, by the Portfolio and that are engaged in the same or similar or related trades or business or (C) certain publicly traded partnerships; and (c) distribute an amount at least equal to the sum of (i) 90% of its investment company taxable income which includes, among other items, dividends, interest, and net short-term capital gains in excess of net long-term capital losses each taxable year and (ii) net tax-exempt income (i.e., the 90% distribution requirement).

If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year that the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) determined on a calendar year basis, 98.2% of its capital gains in excess of capital losses determined in general on an October 31 year-end basis, and any undistributed amounts from previous years that were not taxed during such years.

During the fiscal year ended [October 31, 2021], the International Small Companies Portfolio had $[4,712,316], in capital loss carryforwards.

These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations. The Portfolio may seek to generate capital loss carryforwards for purposes of offsetting gains, or may choose not to sell portfolio securities until such time as doing so would result in long term rather than short term gains. These techniques are not part of the Portfolio’s investment strategy. These techniques may not be successful and may not benefit all shareholders (for example, tax-exempt shareholders). They may also increase transaction costs or negatively impact performance.

Additionally, any securities for which market quotations are not “readily available”, as defined by Rule 2a-5, are priced by Harding Loevner, as valuation designee, at “fair value as determined in good faith” pursuant to Rule 2a-5 and in accordance with procedures approved by and under the general supervision of the Board of Directors.

Distributions.

The Portfolio’s automatic reinvestment of its taxable investment income, net short-term capital gains, and net long-term capital gains in additional shares of the Portfolio and distribution of such shares to shareholders will be taxable to the Portfolio’s shareholders. In general, such shareholders will be treated as if such income and gains had been distributed to them by the Portfolio and then reinvested by them in shares of the Portfolio, even though no cash distributions have been made to shareholders. The automatic reinvestment of taxable investment income and net realized short-term capital gains of the Portfolio will be taxable to the Portfolio’s shareholders as ordinary income. If a portion of the Portfolio’s income consists of qualifying dividends paid by corporations, a portion of the dividends paid by the Portfolio may be eligible for either the corporate dividends-received deduction or the lower individual tax rate on qualified dividends if both the Portfolio and shareholder satisfies applicable holding period requirements (generally more than 60 days with respect to each distribution).

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November, or December with a record date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to the shareholders in the calendar year in which the distributions are declared, rather than in the year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them in a written statement delivered after the close of each calendar year. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Under recently issued Treasury regulations, certain distributions reported by the Portfolio as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Portfolio is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Portfolio’s business interest income over the sum of the Portfolio’s (i) business interest expense and (ii) other deductions properly allocable to the Portfolio’s business interest income.

Under applicable treasury regulations, properly reported dividends paid by the Portfolio that are attributable to the Portfolio’s “qualified REIT dividends” (generally, ordinary income dividends paid by a REIT, not including capital gain dividends or dividends treated as qualified dividend income) are eligible for the 20% deduction described in Section 199A of the Code in the case of non-corporate U.S. common shareholders, provided that certain holding period and other requirements are met by the shareholder and the Portfolio. There can be no assurance as to what portion of the Portfolio’s distributions will qualify for such deduction.

Sale of Shares.

Upon the sale or other disposition of shares of the Portfolio, or upon receipt of a distribution in complete liquidation of the Portfolio, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on the sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by the shareholder on a disposition of Portfolio shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains deemed received by the shareholder with respect to such shares.

Medicare Tax.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amount.

Zero Coupon Securities.

Investments by the Portfolio in zero coupon securities (other than tax-exempt zero coupon securities) will result in income to the Portfolio equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Portfolio receives no cash interest payments. This income is included in determining the amount of income which the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of federal income tax and the 4% excise tax.

Cost Basis Reporting.

The Portfolio (or its administrative agents) is required to report to the Internal Revenue Service (“IRS”) and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, the Portfolio will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for the first sale of shares covered by these new rules, the shareholder may only use an alternative cost method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Backup Withholding.

The Portfolio may be required to withhold U.S. federal income tax at the applicable rate of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio and, all redemption payments made to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder’s U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Tax Treatment of Hedging Transactions.

The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by the Portfolio for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Portfolio. If the Portfolio enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Portfolio is exercised, thereby requiring the Portfolio to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Portfolio, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures, and forward contracts in which the Portfolio may invest are “section 1256 contracts.” Gains and losses on section 1256 contracts generally are treated as 60% long-term (taxed for individuals at the long-term capital gains rate, currently generally a maximum of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts) and 40% short-term capital gains or losses (“60/40 treatment”), regardless of the Portfolio’s actual holding period for the contract. Also, a section 1256 contract held by the Portfolio at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day (“mark to market treatment”), resulting in unrealized gains and losses being treated as though they were realized. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

Generally, hedging transactions undertaken by the Portfolio may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, the Portfolio may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolio which is taxed as ordinary income when distributed to shareholders.

The Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the amount, character, and timing of gains or losses from the positions that are part of a straddle, the amount of Portfolio income that is distributed to members and that is taxed to them as ordinary income or long-term capital gain may be increased or decreased as compared to the Portfolio that did not engage in such hedging transactions. Additionally, the Portfolio may enter into short sales and/or transactions treated for tax purposes as constructive sales that may affect the amount, character, and timing of the recognition of gains or losses.

Tax Treatment of Foreign Currency-Related Transactions.

Gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of certain options, futures, and forward contracts and on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Portfolio’s investment company taxable income to be distributed to members as ordinary income.

Tax Treatment of Passive Foreign Investment Companies.

The Portfolio may invest in the stock of “passive foreign investment companies” (“PFICs”) if such stock is a permissible investment. A PFIC is a foreign corporation—other than a “controlled foreign corporation” as to which the Portfolio is a U.S. shareholder, that in general meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of passive income. If the Portfolio invests in stock of PFICs, the Portfolio may be subject to U.S. federal income taxation on a portion of any “excess distribution” with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating on a pro rata basis such distribution or gain to each day of the Portfolio’s holding period for the stock. The distribution or gain so allocated to any taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company’s stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Portfolio’s investment company taxable income and, accordingly, would not be taxable to the Portfolio to the extent distributed by the Portfolio as a dividend to its shareholders. Dividends from PFICs are not qualifying dividends and, therefore, are not eligible to be taxed at the lower rates applicable to qualified dividends.

The Portfolio may be able to make an election, (a “QEF” Election”) in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of any PFIC in which it invests, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Portfolio’s investment company taxable income and net capital gain which, to the extent distributed by the Portfolio as ordinary or capital gain dividends, as the case may be, would not be taxable to the Portfolio. In order to make a QEF Election, the Portfolio would be required to obtain certain annual information from the PFIC in which it invests, which in many cases may be difficult to obtain. In addition, under Treasury regulations, income required to be included as a result of a QEF election would not be qualifying income for purposes of the Qualifying Income Requirement if (A) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

Alternatively, the Portfolio may elect to “mark-to-market” its stock in any PFIC. “Marking to market,” in this context, means including in ordinary income each taxable year, the excess, if any, of the fair market value of a PFIC’s stock over the Portfolio’s adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years. The Portfolio’s adjusted basis in each PFIC’s stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Shareholders.

U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, or foreign corporation (“foreign shareholder”) depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.

Except as discussed below, if the income from the Portfolio is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, deemed or actual distributions by the Portfolio of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Deemed or actual distributions of capital gain dividends and any gain realized upon redemption, sale or exchange of shares will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual who is physically present in the U.S. for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of non-resident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, such individual would be subject to U.S. federal income tax on the individual’s worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a non-resident alien individual, the Portfolio may be required to withhold U.S. federal tax of deemed or actual distributions of net capital gains and redemption payments unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See “Backup Withholding” above.

The Portfolio may be able to designate certain distributions as being derived from certain net U.S. source interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. It should be noted that the provision does not eliminate all withholding on any distribution by the Portfolio to foreign investors. Distributions that are derived from dividends on corporate stock, distributions by REITs, or from ordinary income other than U.S.-source interest income (such as interest from non-U.S. sources or any foreign currency gains) would still be subject to withholding. In addition, the Portfolio may determine that it does wish to incur the costs and expenses of making the allowable designations and satisfying certain related requirements, and in such case any distributions to foreign investors would generally be subject to withholding as described above.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends and any gain realized upon the redemption, sale, or exchange of shares of the Portfolio will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The Portfolio is required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Portfolio to enable the fund to determine whether withholding is required.

Foreign shareholders may be subject to U.S. estate tax on their Portfolio shares. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

Foreign Withholding Taxes.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Portfolio’s total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible and may elect to “pass through” to the Portfolio’s shareholders the amount of foreign taxes paid by the Portfolio (i.e., the “pass-through election”). Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. federal income tax liability, subject to limitations. Each shareholder will be notified in a written statement after the close of the Portfolio’s taxable year whether the foreign taxes paid by the Portfolio will “pass through” for that year. If the Portfolio is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Portfolio will be treated as U.S. source income.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Portfolio’s income flows through to its shareholders. With respect to the Portfolio, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables, and payables, will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Portfolio. The Portfolio and shareholders must satisfy certain holding period requirements for the shareholder to be eligible for the foreign tax credit. Shareholders who are not liable for federal income taxes will not be affected by any such “pass through” of foreign tax credits.

Other Taxes.

The Portfolio may be subject to state, local or foreign taxes in any jurisdiction in which the Portfolio may be deemed to be doing business. In addition, shareholders of the Portfolio may be subject to state, local or foreign taxes on distributions from the Portfolio. In many states, Portfolio distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio.

SHAREHOLDER INFORMATION

Certificates representing shares of the Portfolio will not be issued to shareholders. Northern Trust, the Fund’s transfer agent, will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements of account are sent which include shares purchased as a result of a reinvestment of Portfolio distributions.

The transfer agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

The Fund reserves the right to waive the minimum initial investment in the Portfolio.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of the Portfolio by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Portfolio’s NAV (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of NAV of the Portfolio at the beginning of the period.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

TRANSFER AGENT AND CUSTODIAN

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, 60603 serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Fund and as the custodian of the Portfolio’s securities and cash.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[    ], [    ], serves as the independent registered public accounting firm of the Fund and performs annual audits of the Fund’s financial statements.

COUNSEL

Dechert LLP, 1095 Avenue of the Americas, New York, New York, 10036, serves as counsel to the Fund.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements, including the Financial Highlights, for the fiscal year ended October 31,[ 2021], appearing in the Annual Report to Shareholders and the report thereon of [    ], independent registered public accounting firm, appearing therein are hereby incorporated by reference into this SAI. In addition, the unaudited financial statements of the Fund, for the six-month period ended April 30, 2022, as included in the Fund’s Semi-Annual Report, are hereby incorporated by reference. Financial Statements for Institutional Class Z of the Fund will be available after such class has completed its first fiscal year. Copies of the Fund’s annual and semi-annual reports to shareholders may be obtained upon request and without charge by calling the Fund at (877) 435-8105.

Harding, Loevner Funds, Inc. c/o Northern Trust Attn: Funds Center, Floor 38 333 South Wabash Avenue Chicago, IL 60604 (877) 435-8105 www.hardingloevnerfunds.com

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Articles of Incorporation, dated July 31, 1996 (previously filed in Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(2)	Articles Supplementary, dated August 4, 2005 (previously filed in Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(3)	Articles Supplementary, dated March 19, 2007 (previously filed in Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(4)	Articles Supplementary, dated May 21, 2008 (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(5)	Articles Supplementary, dated September 8, 2009 (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(6)	Articles of Amendment, dated September 8, 2009 (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(7)	Articles Supplementary, dated October 11, 2011 (previously filed in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(8)	Articles of Amendment, dated October 11, 2011 (previously filed in Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(9)	Articles Supplementary, dated February 26, 2014 (previously filed in Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(10)	Articles of Amendment, dated February 26, 2014 (previously filed in Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(11)	Articles Supplementary, dated March 10, 2014 (previously filed in Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(12)	Articles Supplementary, dated December 14, 2015 (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(13)	Articles Supplementary, dated November 16, 2016 (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(14)	Articles Supplementary, dated February 24, 2017 (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(15)	Articles of Amendment, dated February 24, 2017 (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(16)	Articles of Amendment, dated December 1, 2017 (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(17)	Articles of Amendment, dated February 25, 2019 (previously filed in Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(18)	Articles Supplementary, dated September 23, 2020 (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(19)	Form of Articles Supplementary, dated December 9, 2020 (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(20)	Articles Supplementary, dated September 21, 2021 (previously filed in Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(21)	Articles Supplementary, dated May 11, 2022 (previously filed in Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(22)	Articles Supplementary, dated July 11, 2022 (previously filed in Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(a)	(23)	Articles Supplementary, dated [ ], 2022, with respect to the International Carbon Transition Equity Portfolio, to be filed by amendment.

(a)	(24)	Articles Supplementary, dated [ ], 2022, with respect to the International Small Companies Portfolio – Institutional Class Z, to be filed by amendment.

(b)		By-laws, as amended March 8, 2013 (previously filed in Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(c)		Not applicable.

(d)	(1)	Investment Advisory Agreement, dated August 26, 2009, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(2)	Amended Schedule B to Investment Advisory Agreement, effective November 1, 2015, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(3)	Amended Schedule B to Investment Advisory Agreement, effective November 1, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(4)	Amended Schedule B to Investment Advisory Agreement, effective March 1, 2017, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), are incorporated herein by reference.

(d)	(5)	Investment Advisory Agreement, dated December 17, 2015, between the Registrant, on behalf of the International Equity Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(6)	Amendment to the Investment Advisory Agreement, dated December 17, 2015, between the Registrant, on behalf of the International Equity Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(7)	Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(8)	Amendment to the Investment Advisory Agreement, dated December 19, 2016, between the Registrant, on behalf of the Global Equity Research Portfolio and Emerging Markets Research Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(9)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(10)	Amended Schedule B to Investment Advisory Agreement, effective November 2, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(11)	Investment Advisory Agreement, dated December 16, 2020, between the Registrant, on behalf of the Chinese Equity Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(12)	Amended Schedule B to Investment Advisory Agreement, effective July 1, 2021, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(13)	Investment Advisory Agreement, dated September 13, 2022, between the Registrant, on behalf of the Emerging Markets ex China Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(14)	Investment Advisory Agreement, dated September 28, 2022, between the Registrant, on behalf of the International Developed Markets Equity Portfolio, and Harding Loevner LP (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(15)	Investment Advisory Agreement, dated [ ], 2022, between the Registrant, on behalf of the International Carbon Transition Equity Portfolio, and Harding Loevner LP, to be filed by amendment.

(d)	(16)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 17, 2015, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(17)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 29, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(18)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 1, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(19)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 19, 2016, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(20)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2017, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(21)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2018, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(22)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2019, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(23)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 29, 2020, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(24)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(25)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated November 2, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(26)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated December 16, 2020, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(27)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2021, between the Registrant and Harding Loevner LP, (previously filed in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(28)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2021, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(29)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated February 28, 2022, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(30)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated July 1, 2022, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(31)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated September 13, 2022, (previously filed in Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(32)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated September 28, 2022, between the Registrant and Harding Loevner LP (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(d)	(33)	Advisory Fee Waiver and Expense Reimbursement Agreement, dated [ ], 2022, between the Registrant and Harding Loevner LP, to be filed by amendment.

(e)	(1)	Distribution Agreement, dated January 1, 2008 (previously filed in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(2)	Amendment, dated May 23, 2008, to Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(3)	Second Amendment, dated December 17, 2015 to the Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(4)	Third Amendment, dated December 19, 2016, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(5)	Fourth Amendment, dated December 13, 2017, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(6)	Distribution Agreement, dated March 31, 2020, between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(7)	First Amendment to the Distribution Agreement, dated March 31, 2020, between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(8)	Distribution Agreement, dated September 30, 2021, between the Registrant and Quasar Distributors, LLC, (previously filed in Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(9)	First Amendment, dated as of July 29, 2022, to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(10)	Second Amendment, dated September 28, 2022, to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(e)	(11)	Third Amendment, dated [ ], 2022, to the Distribution Agreement dated September 30, 2021 between the Registrant and Quasar Distributors, LLC, to be filed by amendment.

(f)		Not applicable.

(g)	(1)	Custody Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g)	(2)	Amendment, dated December 17, 2015 to the Custody Agreement dated as of June 2, 2010 between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g)	(3)	Second Amendment, dated December 19, 2016 to the Custody Agreement dated as of June 2, 2010 between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g)	(4)	Third Amendment, dated December 16, 2020 to the Custody Agreement dated as of June 2, 2010 between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g)	(5)	Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g)	(6)	Amended Schedule A, dated as of July 29, 2022, adding the Emerging Markets ex China Portfolio to the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g)	(7)	Amended Schedule A, dated as of September 28, 2022, adding the International Developed Markets Equity Portfolio to the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(g)	(8)	Amended Schedule A, dated as of [ ], 2022, adding the International Carbon Transition Equity Portfolio to the Amended and Restated Custody Agreement, dated as of December 16, 2020, between the Registrant and The Northern Trust Company, to be filed by amendment.

(h)	(1)	Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(2)	Amendment dated December 17, 2015, to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(3)	Second Amendment dated December 19, 2016, to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(4)	Form of Third Amendment to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(5)	Fourth Amendment dated December 16, 2020 to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(6)	Amended Schedule A, dated as of July 29, 2022, adding the Emerging Markets ex China Portfolio to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(7)	Amended Schedule A, dated September 28, 2022, adding the International Developed Markets Equity Portfolio to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(8)	Amended Schedule A, dated [ ], 2022, adding the International Carbon Transition Equity Portfolio to the Fund Administration and Accounting Services Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company, to be filed by amendment.

(h)	(9)	Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(10)	Amendment to the Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant, dated as of December 18, 2012 (previously filed in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(11)	Second Amendment, dated December 17, 2015, to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(12)	Third Amendment to the Transfer Agency and Service Agreement, dated December 19, 2016, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(13)	Form of Fourth Amendment to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(14)	Fifth Amendment to the Transfer Agency and Service Agreement, dated December 16, 2020, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No.63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(15)	Amended Schedule A, dated as of July 29, 2022, adding the Emerging Markets ex China Portfolio to the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(16)	Amended Schedule A, dated September 28, 2022, adding the International Developed Markets Equity Portfolio to the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(17)	Amended Schedule A, dated [ ], 2022, adding the International Carbon Transition Equity Portfolio to the Transfer Agency and Service Agreement, dated June 2, 2010, between the Registrant and The Northern Trust Company, to be filed by amendment.

(h)	(18)	Principal Financial Officer and Treasurer Services Agreement, dated September 8, 2010, between Registrant and Foreside Management Services, LLC (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(h)	(19)	Second Amendment, dated as of February 1, 2022, to Principal Financial Officer and Treasurer Services Agreement, dated September 8, 2010, between Registrant and Foreside Management Services, LLC (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(i)		Opinion and Consent of Dechert LLP to be filed by amendment.

(j)		Consent of [. . . ] to be filed by amendment.

(k)		None.

(l)	(1)	Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the International Equity Portfolio (previously filed in Pre-Effective Amendment No.1 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(l)	(2)	Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Emerging Markets Portfolio (previously filed in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(l)	(3)	Share Purchase Agreement, dated October 14, 1996, between Registrant and David R. Loevner for the Global Equity Portfolio (previously filed in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(1)	Amended Plan of Distribution with respect to the Investor Class, dated March 7, 2008, as most recently amended September 9, 2016 (previously filed in Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(2)	Amended Plan of Distribution with respect to the Investor Class, dated March 7, 2008, as most recently amended March 1, 2019 (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(3)	Shareholder Servicing Agreement, with respect to the Investor Class (previously filed in Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(4)	Shareholder Servicing Plan with respect to the Advisor Class, Institutional Class, Institutional II Class and Investor Class, dated March 22, 2005, as most recently amended March 8, 2013 (previously filed in Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(5)	Amended Appendix A to the Shareholder Servicing Plan, dated December 19, 2016 (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(6)	Shareholder Servicing Plan with respect to the Advisor Class, Institutional Class, Institutional Class II and Investor Class, dated March 22, 2005, as most recently amended March 1, 2019 (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(7)	Amended Appendix A to the Shareholder Servicing Plan, dated March 1, 2019 (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(8)	Amended Appendix A to the Shareholder Servicing Plan, dated December 16, 2020 (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(9)	Shareholder Servicing Plan with respect to the Investor Class, Advisor Class, Institutional Class, Institutional I Class and Institutional II Class, dated March 22, 2005, as most recently amended June 10, 2022 (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(m)	(10)	Shareholder Servicing Plan with respect to the Investor Class, Advisor Class, Institutional Class, Institutional I Class and Institutional II Class, dated March 22, 2005, as most recently amended September 13, 2022 (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(n)	(1)	Multiple Class Expense Allocation Plan (Rule 18f-3), dated March 22, 2005, as most recently amended December 14, 2016 (previously filed in Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(n)	(2)	Multiple Class Expense Allocation Plan (Rule 18f-3), dated March 22, 2005, as most recently amended March 1, 2019 (previously filed in Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(n)	(3)	Amended Appendix A Multiple Class Expense Allocation Plan (Rule 18f-3), dated December 16, 2020 (previously filed in Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(n)	(4)	Multiple Class Expense Allocation Plan (Rule 18f-3) dated March 22, 2005, as most recently amended June 10, 2022 (previously filed in Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(n)	(5)	Multiple Class Expense Allocation Plan (Rule 18f-3) dated March 22, 2005, as amended September 13, 2022 (previously filed in Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(n)	(6)	Multiple Class Expense Allocation Plan (Rule 18f-3) dated March 22, 2005, as amended [ ], 2022, to be filed by amendment.

(o)		Services Agreement, dated July 12, 2010, between the Registrant and Teachers Insurance and Annuity of America (previously filed in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(p)	(1)	Code of Ethics of Harding Loevner LP and the Registrant, dated January 9, 2013, (previously filed in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

(q)	(1)	Power of Attorney on behalf of Carolyn N. Ainslie, Jill R. Cuniff, R. Kelly Doherty, Charles W. Freeman, III, Jason Lamin, David R. Loevner, Alexandra K. Lynn, and Eric Rakowski (previously filed in Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A), is incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

None.

Item 30.	Indemnification

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by itself is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Harding Loevner LP (“Harding Loevner”) is a company organized under the laws of the State of Delaware and an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The list required by this Item 31 of officers and directors of Harding Loevner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is set forth below and is included in Schedules A and D of Form ADV filed by Harding Loevner pursuant to the Advisers Act (SEC File No. 801-36845).

Name	Position(s) with Harding Loevner LP	Other Substantial Business, Profession, Vocation or Employment
Loevner, David R.	Chairman, Chief Executive Officer and a member of the Executive Committee	None
Hallett, Simon	Vice Chairman and a member of the Executive Committee	None
Roll, Ferrill D.	Chief Investment Officer, Analyst, Portfolio Manager and a member of the Executive Committee	None
Reiter, Richard T.	President and a member of the Executive Committee	None
Bellish, Aaron J.	Chief Operating Officer and a member of the Executive Committee	None
Simon, Brian D.	General Counsel and Chief Compliance Officer	None
Togneri, Lisa	Chief Financial Officer	None
Karatz, Maura	Chief Administrative Officer and a member of the Executive Committee	None

Item 32.	Principal Underwriter

(a) The Registrant’s distributor, Quasar Distributors, LLC (“Quasar”), also acts as principal underwriter for the following investment companies:

American Trust Allegiance Fund, Series of Advisors Series Trust

Capital Advisors Growth Fund, Series of Advisors Series Trust

Chase Growth Fund, Series of Advisors Series Trust

Davidson Multi Cap Equity Fund, Series of Advisors Series Trust

Edgar Lomax Value Fund, Series of Advisors Series Trust

First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust

First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust

Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust

Huber Large Cap Value Fund, Series of Advisors Series Trust

Huber Mid Cap Value Fund, Series of Advisors Series Trust

Huber Select Large Cap Value Fund, Series of Advisors Series Trust

Huber Small Cap Value Fund, Series of Advisors Series Trust

Logan Capital International Fund, Series of Advisors Series Trust

Logan Capital Large Cap Core Fund, Series of Advisors Series Trust

Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust

Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust

O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust

PIA BBB Bond Fund, Series of Advisors Series Trust

PIA High Yield Fund, Series of Advisors Series Trust

PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust

PIA MBS Bond Fund, Series of Advisors Series Trust

PIA Short-Term Securities Fund, Series of Advisors Series Trust

Poplar Forest Cornerstone Fund, Series of Advisors Series Trust

Poplar Forest Partners Fund, Series of Advisors Series Trust

Pzena Emerging Markets Value Fund, Series of Advisors Series Trust

Pzena International Small Cap Value Fund, Series of Advisors Series Trust

Pzena Mid Cap Value Fund, Series of Advisors Series Trust

Pzena Small Cap Value Fund, Series of Advisors Series Trust

Scharf Alpha Opportunity Fund, Series of Advisors Series Trust

Scharf Fund, Series of Advisors Series Trust

Scharf Global Opportunity Fund, Series of Advisors Series Trust

Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust

Semper MBS Total Return Fund, Series of Advisors Series Trust

Semper Short Duration Fund, Series of Advisors Series Trust

Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust

Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust

VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust

The Aegis Funds

Allied Asset Advisors Funds

Angel Oak Funds Trust

Angel Oak Strategic Credit Fund

Barrett Opportunity Fund, Inc.

Bridges Investment Fund, Inc.

Brookfield Investment Funds

Buffalo Funds

Cushing® Mutual Funds Trust

DoubleLine Funds Trust

EA Series Trust (f/k/a Alpha Architect ETF Trust)

Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)

AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions

AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions

AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions

AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions

AAM Transformers ETF, Series of ETF Series Solutions

The Acquirers Fund, Series of ETF Series Solutions

AI Powered International Equity ETF, Series of ETF Series Solutions

AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions

AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions

Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions

Aptus Defined Risk ETF, Series of ETF Series Solutions

Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions

Aptus Enhanced Yield ETF, Series of ETF Series Solutions

Carbon Strategy ETF, Series of ETF Series Solutions

Blue Horizon BNE ETF, Series of ETF Series Solutions

ClearShares OCIO ETF, Series of ETF Series Solutions

ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions

ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions

Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions

Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions

Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions

ETFB Green SRI REITs ETF, Series of ETF Series Solutions

Hoya Capital Housing ETF, Series of ETF Series Solutions

Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions

iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions

International Drawdown Managed Equity ETF, Series of ETF Series Solutions

LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions

LHA Market State Tactical Beta ETF, Series of ETF Series Solutions

LHA Market State Tactical Beta Q ETF, Series of ETF Series Solutions

Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions

Loncar China BioPharma ETF, Series of ETF Series Solutions

McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions

Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions

Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions

Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions

Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions

NETLease Corporate Real Estate ETF, Series of ETF Series Solutions

Opus Small Cap Value ETF, Series of ETF Series Solutions

Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions

PSYK ETF, Series of ETF Series Solutions

U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions

U.S. Global JETS ETF, Series of ETF Series Solutions

U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions

U.S. Vegan Climate ETF, Series of ETF Series Solutions

Volshares Large Cap ETF, Series of ETF Series Solutions

First American Funds, Inc.

FundX Investment Trust

The Glenmede Fund, Inc.

The Glenmede Portfolios

The GoodHaven Funds Trust

Greenspring Fund, Incorporated

Harding, Loevner Funds, Inc.

Hennessy Funds Trust

Horizon Funds

Hotchkis & Wiley Funds

Intrepid Capital Management Funds Trust

Jacob Funds Inc.

The Jensen Quality Growth Fund Inc.

Kirr, Marbach Partners Funds, Inc.

AAF First Priority CLO Bond ETF, Series of Listed Funds Trust

Core Alternative ETF, Series of Listed Funds Trust

Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust

Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust

LKCM Funds

LoCorr Investment Trust

Lord Asset Management Trust

MainGate Trust

ATAC Rotation Fund, Series of Managed Portfolio Series

Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series

Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series

Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series

Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series

Ecofin Global Water ESG Fund, Series of Managed Portfolio Series

Ecofin Sustainable Water Fund, Series of Managed Portfolio Series

Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series

Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series

Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series

Jackson Square Global Growth Fund, Series of Managed Portfolio Series

Jackson Square International Growth Fund, Series of Managed Portfolio Series

Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series

Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series

Kensington Active Advantage Fund, Series of Managed Portfolio Series

LK Balanced Fund, Series of Managed Portfolio Series

Muhlenkamp Fund, Series of Managed Portfolio Series

Nuance Concentrated Value Fund, Series of Managed Portfolio Series

Nuance Concentrated Value Long-Short Fund, Series of Managed Portfolio Series

Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

Port Street Quality Growth Fund, Series of Managed Portfolio Series

Principal Street High Income Municipal Fund, Series of Managed Portfolio Series

Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series

Reinhart Genesis PMV Fund, Series of Managed Portfolio Series

Reinhart International PMV Fund, Series of Managed Portfolio Series

Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series

Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series

Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series

Tortoise North American Pipeline Fund, Series of Managed Portfolio Series

V-Shares MSCI World ESG Materiality and Carbo Transition ETF, Series of Managed Portfolio Series

V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series

Argent Small Cap Fund, Series of Manager Directed Portfolios

Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios

Hood River International Opportunity Fund, Series of Manager Directed Portfolios

Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios

Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios

Matrix Advisors Funds Trust

Matrix Advisors Value Fund, Inc.

Monetta Trust

Nicholas Equity Income Fund, Inc.

Nicholas Fund, Inc.

Nicholas II, Inc.

Nicholas Limited Edition, Inc.

Permanent Portfolio Family of Funds

Perritt Funds, Inc.

Procure ETF Trust II

Professionally Managed Portfolios

Prospector Funds, Inc.

Provident Mutual Funds, Inc.

Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.

Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.

Adara Smaller Companies Fund, Series of The RBB Fund, Inc.

Aquarius International Fund, Series of The RBB Fund, Inc.

SGI Small Cap Core Fund, Series of The RBB Fund, Inc.

Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.

Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.

Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.

Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.

Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.

Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.

Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.

Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.

Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.

Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.

Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.

Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.

Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.

Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.

Motley Fool Next Index ETF, Series of The RBB Fund, Inc.

Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.

Optima Strategic Credit Fund, Series of The RBB Fund, Inc.

SGI Global Equity Fund, Series of The RBB Fund, Inc.

SGI Peak Growth Fund, Series of The RBB Fund, Inc.

SGI Prudent Growth Fund, Series of The RBB Fund, Inc.

SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.

SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.

SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.

WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.

WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.

RBC Funds Trust

Series Portfolios Trust

Thompson IM Funds, Inc.

TrimTabs ETF Trust

Trust for Advised Portfolios

Barrett Growth Fund, Series of Trust for Professional Managers

Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers

Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers

CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers

CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers

Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers

Jensen Global Quality Growth Fund, Series of Trust for Professional Managers

Jensen Quality Value Fund, Series of Trust for Professional Managers

Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers

Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers

Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers

Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers

Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers

Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers

USQ Core Real Estate Fund

Wall Street EWM Funds Trust

Wisconsin Capital Funds, Inc.

(b) The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave., Suite 2200 Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Jennifer A. Brunner	111 E. Kilbourn Ave., Suite 2200 Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave., Suite 2200 Milwaukee, WI 53202	Vice President/Co-Chief Compliance Officer/Treasurer	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The location of accounts and records was provided in the most recent report on Form N-CEN filed by the Registrant.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 75 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 21st day of October, 2022.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 75 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* David R. Loevner	Director	October 21, 2022
David R. Loevner

* Carolyn N. Ainslie	Director	October 21, 2022
Carolyn N. Ainslie

* Alexandra K. Lynn	Director	October 21, 2022
Alexandra K. Lynn

* Jill R. Cuniff	Director	October 21, 2022
Jill R. Cuniff

* Jason Lamin	Director	October 21, 2022
Jason Lamin

* R. Kelly Doherty	Director	October 21, 2022
R. Kelly Doherty

* Charles W. Freeman III	Director	October 21, 2022
Charles W. Freeman III

* Eric Rakowski	Director	October 21, 2022
Eric Rakowski

/s/ Richard T. Reiter	President (Principal Executive Officer)	October 21, 2022
Richard T. Reiter

/s/ Tracy L. Dotolo	Chief Financial Officer and Treasurer	October 21, 2022
Tracy L. Dotolo	(Principal Financial Officer)

/s/ Marcia Y. Lucas
Marcia Y. Lucas * Attorney-in-Fact
Dated: October 21, 2022

* As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A.